================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        Oppenheimer Quest for Value Funds
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
WHOLLY-OWNED SUBSIDIARY--5.3%
Oppenheimer Global Allocation Fund (Cayman) Ltd. (1)
(Cost $115,059,326)                                                              2,921    $  118,098,653
COMMON STOCKS--63.1%
CONSUMER DISCRETIONARY--6.7%
AUTO COMPONENTS--0.1%
Dana Holding Corp. (1)                                                          10,239           170,684
Johnson Controls, Inc.                                                          79,710         2,945,285
                                                                                          --------------
                                                                                               3,115,969
AUTOMOBILES--0.2%
Bayerische Motoren Werke (BMW) AG                                               40,974         4,110,706
DISTRIBUTORS--0.1%
CFAO                                                                            68,730         2,946,954
DIVERSIFIED CONSUMER SERVICES--0.8%
Ambow Education Holding Ltd., ADR (1)                                           49,310           310,653
Anhanguera Educacional Participacoes SA                                         91,600         1,763,072
Benesse Holdings, Inc.                                                          39,700         1,719,809
Dignity plc                                                                    152,328         1,989,998
Estacio Participacoes SA                                                       185,200         2,294,027
Kroton Educacional SA (1)                                                       76,500           942,161
MegaStudy Co. Ltd.                                                              18,957         2,707,886
New Oriental Education & Technology Group, Inc., Sponsored ADR (1)              11,370         1,452,290
PT Astra International Tbk                                                     490,000         4,062,923
Zee Learn Ltd. (1)                                                             141,041            68,302
                                                                                          --------------
                                                                                              17,311,121
HOTELS, RESTAURANTS & LEISURE--0.9%
Carnival Corp.                                                                  75,150         2,502,495
Ctrip.com International Ltd., ADR (1)                                           47,220         2,176,842
Gaylord Entertainment Co., Cl. A (1)                                            11,016           323,209
Home Inns & Hotels Management, Inc., ADR (1)                                    12,080           465,563
Jollibee Foods Corp.                                                           834,230         1,721,317
McDonald's Corp.                                                                82,705         7,152,328
William Hill plc                                                             1,089,113         4,104,831
Yum! Brands, Inc.                                                               43,440         2,294,501
                                                                                          --------------
                                                                                              20,741,086
HOUSEHOLD DURABLES--0.2%
SEB SA                                                                          35,690         3,525,204
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. (1)                                                            13,406         2,983,103
B2W Companhia Global do Varejo                                                 240,917         2,264,932
                                                                                          --------------
                                                                                               5,248,035
MEDIA--1.1%
Grupo Televisa SA, Sponsored GDR                                               263,160         5,839,520
Network 18 Media & Investments Ltd. (1)                                         19,110            52,262
SES, FDR                                                                        92,340         2,499,100
Time Warner Cable, Inc.                                                         46,458         3,405,836
TV18 Broadcast Ltd. (1)                                                        212,507           332,298

                     1 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
CONSUMER DISCRETIONARY CONTINUED
MEDIA CONTINUED
Vivendi SA                                                                      70,850    $    1,689,548
Walt Disney Co. (The)                                                          116,456         4,497,531
Zee Entertainment Enterprises Ltd.                                           2,055,946         6,125,035
                                                                                          --------------
                                                                                              24,441,130
MULTILINE RETAIL--0.4%
Lojas Americanas SA, Preference                                                403,299         3,656,307
Pinault-Printemps-Redoute SA                                                    11,850         2,183,072
Shinsegae Co. Ltd.                                                               8,454         2,630,098
                                                                                          --------------
                                                                                               8,469,477
SPECIALTY RETAIL--0.9%
Bed Bath & Beyond, Inc. (1)                                                     14,166           828,569
Hennes & Mauritz AB, Cl. B                                                      50,782         1,730,969
Industria de Diseno Textil SA                                                   80,195         7,241,716
Limited Brands, Inc.                                                            62,850         2,379,501
O'Reilly Automotive, Inc. (1)                                                   32,221         1,917,150
Tiffany & Co.                                                                   46,783         3,723,459
TJX Cos., Inc. (The)                                                            41,833         2,313,365
                                                                                          --------------
                                                                                              20,134,729
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Burberry Group plc                                                             316,788         7,725,263
Coach, Inc.                                                                     75,534         4,876,475
Compagnie Financiere Richemont SA, Cl. A                                        54,078         3,477,673
Li Ning Co. Ltd.                                                               714,000           873,061
Luxottica Group SpA                                                            106,859         3,393,373
LVMH Moet Hennessy Louis Vuitton SA                                             35,540         6,486,567
Nike, Inc., Cl. B                                                               52,311         4,715,837
Polo Ralph Lauren Corp., Cl. A                                                  28,683         3,874,213
Swatch Group AG (The), Cl. B                                                    11,514         6,224,900
                                                                                          --------------
                                                                                              41,647,362
CONSUMER STAPLES--8.4%
BEVERAGES--3.2%
Anadolu Efes Biracilik ve Malt Sanayii AS                                       99,061         1,307,639
Anheuser-Busch InBev NV, Sponsored ADR                                          28,220         1,624,908
Brown-Forman Corp., Cl. B                                                       33,360         2,453,962
C&C Group plc                                                                1,167,586         5,939,096
Carlsberg AS, Cl. B                                                             90,980         8,949,111
Coca-Cola Co. (The)                                                             96,450         6,559,565
Companhia de Bebidas das Americas, Sponsored ADR, Preference                   133,400         4,004,668
Diageo plc                                                                     246,681         5,015,470
East African Breweries Ltd.                                                     80,873           161,835
Fomento Economico Mexicano SA de CV, Sponsored ADR                             130,320         9,431,258
Fomento Economico Mexicano SA de CV, UBD                                       994,958         7,205,356
Grupo Modelo SA de CV, Series C                                                304,664         1,880,837
Heineken NV                                                                     27,151         1,604,617
Nigerian Breweries plc                                                       1,909,194         1,125,551

                     2 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
CONSUMER STAPLES CONTINUED
BEVERAGES CONTINUED
Pernod-Ricard SA                                                                49,170    $    4,857,633
SABMiller plc                                                                  254,520         9,498,525
                                                                                          --------------
                                                                                              71,620,031
FOOD & STAPLES RETAILING--2.1%
Almacenes Exito SA                                                              35,848           471,400
BIM Birlesik Magazalar AS                                                       64,056         2,180,259
Cencosud SA                                                                    171,592         1,130,819
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR                                                                  143,100         6,180,489
Costco Wholesale Corp.                                                          62,747         4,909,953
CP ALL PCL                                                                     169,500           280,271
Dairy Farm International Holdings Ltd.                                         165,228         1,487,052
E-Mart Co. Ltd. (1)                                                             24,569         6,408,494
Etablissements Economiques du Casino Guichard-Perrachon SA                      21,540         1,960,304
Magnit                                                                          67,132         9,606,456
Shoppers Drug Mart Corp.                                                       119,374         5,012,596
Sun Art Retail Group Ltd. (1)                                                   32,000            41,141
Wal-Mart de Mexico SAB de CV, Series V                                       1,942,916         5,364,940
Woolworths Ltd.                                                                 81,324         2,406,887
                                                                                          --------------
                                                                                              47,441,061
FOOD PRODUCTS--1.5%
Aryzta AG                                                                       89,248         4,887,350
Barry Callebaut AG                                                               6,246         6,594,786
Nestle SA                                                                       90,556         5,760,646
Nestle SA, Sponsored ADR                                                        38,875         2,478,281
Tingyi Holding Corp. (Cayman Islands)                                        1,534,000         4,763,150
Unilever NV CVA                                                                 57,134         1,859,478
Unilever NV, NY Shares                                                          66,241         2,151,508
Unilever plc                                                                   141,691         4,530,614
Want Want China Holdings Ltd.                                                2,095,000         1,868,196
                                                                                          --------------
                                                                                              34,894,009
HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co.                                                           68,126         5,748,472
Hindustan Unilever Ltd.                                                        770,926         5,652,411
Reckitt Benckiser Group plc                                                     79,582         4,496,916
Unilever Indonesia Tbk                                                       1,231,000         2,258,583
                                                                                          --------------
                                                                                              18,156,382
PERSONAL PRODUCTS--0.6%
Colgate-Palmolive (India) Ltd.                                                 133,835         2,955,636
Dabur India Ltd.                                                               538,383         1,267,679
L'Oreal SA                                                                      15,780         1,892,848
Marico Ltd.                                                                    561,862         2,136,067
Natura Cosmeticos SA                                                           188,900         4,276,544
                                                                                          --------------
                                                                                              12,528,774

                     3 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
CONSUMER STAPLES CONTINUED
TOBACCO--0.2%
Eastern Tobacco Co.                                                             19,635    $      349,330
Philip Morris International, Inc.                                               56,003         3,985,734
                                                                                          --------------
                                                                                               4,335,064
ENERGY--5.8%
ENERGY EQUIPMENT & SERVICES--1.9%
Baker Hughes, Inc.                                                              75,940         5,876,237
Eurasia Drilling Co. Ltd., GDR (2,3)                                             1,500            43,799
Eurasia Drilling Co. Ltd., GDR (3)                                              54,790         1,599,845
Halliburton Co.                                                                126,589         6,928,216
National Oilwell Varco, Inc.                                                    57,280         4,615,050
Saipem SpA                                                                      58,845         3,057,444
Schlumberger Ltd.                                                               79,201         7,157,394
Schoeller-Bleckmann Oilfield Equipment AG                                       27,002         2,636,414
Technip SA                                                                      45,950         5,008,561
Tenaris SA, ADR                                                                122,170         5,399,914
                                                                                          --------------
                                                                                              42,322,874
OIL, GAS & CONSUMABLE FUELS--3.9%
Apache Corp.                                                                    25,020         3,095,474
BG Group plc                                                                   331,990         7,808,995
Cairn Energy plc (1)                                                         1,152,350         6,948,013
Chevron Corp.                                                                   75,282         7,830,834
China Shenhua Energy Co. Ltd.                                                1,004,500         5,026,893
CNOOC Ltd.                                                                   3,562,000         7,935,328
ConocoPhillips                                                                  38,753         2,789,828
Exxon Mobil Corp.                                                               58,943         4,703,062
Linn Energy LLC                                                                  4,573           183,057
NovaTek OAO, Sponsored GDR (2,3)                                                19,500         3,007,394
NovaTek OAO, Sponsored GDR (3)                                                  50,400         7,772,957
Occidental Petroleum Corp.                                                      73,046         7,171,656
Peabody Energy Corp.                                                            45,500         2,614,885
Petroleo Brasileiro SA, Sponsored ADR                                          310,100         9,529,373
Range Resources Corp.                                                            1,068            69,591
Royal Dutch Shell plc, ADR                                                      69,730         5,129,339
Tsakos Energy Navigation Ltd.                                                   49,030           444,212
Tullow Oil plc                                                                 305,020         6,111,777
Uranium Energy Corp. (1)                                                       130,450           438,312
Whiting Petroleum Corp. (1)                                                      1,105            64,753
                                                                                          --------------
                                                                                              88,675,733
FINANCIALS--5.7%
CAPITAL MARKETS--1.1%
3i Group plc                                                                   269,899         1,184,300
Bank of New York Mellon Corp.                                                   60,760         1,525,684
BinckBank NV                                                                   317,203         4,374,147
Charles Schwab Corp. (The)                                                      48,840           729,181
Collins Stewart plc                                                          1,076,737         1,303,459

                     4 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
FINANCIALS CONTINUED
CAPITAL MARKETS CONTINUED
Egyptian Financial Group-Hermes Holding SAE (1)                                344,630    $    1,107,120
Goldman Sachs Group, Inc. (The)                                                 10,885         1,469,148
ICAP plc                                                                       923,790         6,758,527
Swissquote Group Holding SA                                                     25,778         1,202,024
T. Rowe Price Group, Inc.                                                       28,176         1,600,397
Tullett Prebon plc                                                             372,460         2,156,035
                                                                                          --------------
                                                                                              23,410,022
COMMERCIAL BANKS--1.7%
Banco Davivienda SA                                                             39,215           485,239
Banco Santander Chile SA                                                    16,975,636         1,517,603
Bancolombia SA, Sponsored ADR                                                   39,850         2,642,055
Commercial International Bank                                                  359,046         1,637,341
Credicorp Ltd.                                                                  22,930         2,240,261
Grupo Financiero Inbursa SA de CV                                              476,421         2,240,587
HDFC Bank Ltd., ADR                                                            136,050         4,729,098
ICICI Bank Ltd., Sponsored ADR                                                 130,410         6,073,194
PNC Financial Services Group, Inc.                                              27,740         1,506,005
PT Bank Central Asia Tbk                                                     1,398,000         1,360,370
Siam Commercial Bank Public Co. Ltd.                                           661,100         2,787,729
Standard Bank Group Ltd.                                                       256,935         3,729,935
Standard Chartered plc                                                          33,737           857,730
U.S. Bancorp                                                                    69,488         1,810,857
Wells Fargo & Co.                                                              178,231         4,979,774
                                                                                          --------------
                                                                                              38,597,778
CONSUMER FINANCE--0.2%
American Express Co.                                                            98,516         4,929,741
DIVERSIFIED FINANCIAL SERVICES--1.0%
BM&F BOVESPA SA                                                              1,290,700         7,590,150
Haci Omer Sabanci Holding AS                                                 1,124,677         4,407,235
Hong Kong Exchanges & Clearing Ltd.                                            199,000         4,108,305
IntercontinentalExchange, Inc. (1)                                               4,549           560,892
JPMorgan Chase & Co.                                                           157,127         6,355,787
JSE Ltd.                                                                        24,821           245,610
                                                                                          --------------
                                                                                              23,267,979
INSURANCE--0.7%
AIA Group Ltd. (1)                                                           1,136,600         4,178,167
AMP Ltd.                                                                       191,389           958,785
Chubb Corp.                                                                     41,278         2,579,049
Prudential Financial, Inc.                                                      78,920         4,631,026
Prudential plc                                                                 298,832         3,359,333
                                                                                          --------------
                                                                                              15,706,360
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Hang Lung Group Ltd.                                                           345,500         2,079,095
Hang Lung Properties Ltd.                                                      592,570         2,197,205
Medinet Nasr for Housing & Development Co. (1)                                  20,301            64,229
Multiplan Empreendimentos Imobiliarios SA                                       86,800         1,908,553

                     5 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
FINANCIALS CONTINUED
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
SM Prime Holdings, Inc.                                                     17,107,683    $    4,684,923
                                                                                          --------------
                                                                                              10,934,005
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance Corp. Ltd.                                         653,544        10,189,903
HEALTH CARE--5.1%
BIOTECHNOLOGY--0.6%
Celgene Corp. (1)                                                               25,954         1,539,072
CSL Ltd.                                                                       170,800         5,758,695
Grifols SA (1)                                                                 292,780         6,386,220
                                                                                          --------------
                                                                                              13,683,987
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Baxter International, Inc.                                                     102,469         5,960,622
Covidien plc                                                                    46,143         2,343,603
DiaSorin SpA                                                                    70,489         3,476,902
Essilor International SA                                                        45,410         3,648,121
Nobel Biocare Holding AG                                                       113,060         2,163,424
Smith & Nephew plc                                                             205,732         2,158,105
Sonova Holding AG                                                               27,677         2,599,417
Straumann Holding AG                                                            10,618         2,422,963
Stryker Corp.                                                                   36,613         1,989,550
Synthes, Inc.                                                                   27,815         5,014,864
Terumo Corp.                                                                    50,800         2,857,232
William Demant Holding AS (1)                                                   37,404         3,282,413
                                                                                          --------------
                                                                                              37,917,216
HEALTH CARE PROVIDERS & SERVICES--0.4%
Diagnosticos da America                                                        157,600         1,946,055
Express Scripts, Inc. (1)                                                       33,521         1,818,849
Sonic Healthcare Ltd.                                                          399,700         5,330,797
                                                                                          --------------
                                                                                               9,095,701
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc (1)                                                                    359,030         1,646,729
Illumina, Inc. (1)                                                              18,040         1,126,598
Mettler-Toledo International, Inc. (1)                                           8,197         1,268,978
Thermo Fisher Scientific, Inc. (1)                                              51,733         3,108,636
                                                                                          --------------
                                                                                               7,150,941
PHARMACEUTICALS--2.1%
Allergan, Inc.                                                                  85,789         6,975,504
Bristol-Myers Squibb Co.                                                       252,227         7,228,826
Cipla Ltd.                                                                     227,997         1,581,894
Johnson & Johnson                                                               54,417         3,525,677
Novo Nordisk AS, Cl. B                                                          25,688         3,146,066
Novo Nordisk AS, Sponsored ADR                                                  24,364         2,972,895
Pfizer, Inc.                                                                   205,274         3,949,472
PT Kalbe Farma Tbk                                                           1,568,000           640,847
Roche Holding AG                                                                72,788        13,047,018

                     6 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
HEALTH CARE CONTINUED
PHARMACEUTICALS CONTINUED
Sun Pharmaceutical Industries Ltd.                                             317,640    $    3,724,848
                                                                                          --------------
                                                                                              46,793,047
INDUSTRIALS--8.6%
AEROSPACE & DEFENSE--1.2%
Embraer SA                                                                     468,900         3,404,465
Embraer SA, ADR                                                                171,410         5,060,023
European Aeronautic Defense & Space Co.                                        160,850         5,556,301
General Dynamics Corp.                                                          32,660         2,225,452
Goodrich Corp.                                                                  30,992         2,948,579
Raytheon Co.                                                                    36,774         1,644,901
United Technologies Corp.                                                       75,082         6,219,793
                                                                                          --------------
                                                                                              27,059,514
AIR FREIGHT & LOGISTICS--0.3%
Toll Holdings Ltd.                                                              69,400           345,380
United Parcel Service, Inc., Cl. B                                              82,151         5,686,492
                                                                                          --------------
                                                                                               6,031,872
COMMERCIAL SERVICES & SUPPLIES--0.7%
Aggreko plc                                                                    263,039         8,299,653
De La Rue plc                                                                  149,550         1,915,954
Edenred                                                                         77,880         2,244,838
Prosegur Compania de Seguridad SA                                               83,290         3,833,346
                                                                                          --------------
                                                                                              16,293,791
CONSTRUCTION & ENGINEERING--0.5%
Koninklijke Boskalis Westminster NV                                             76,022         3,193,041
Leighton Holdings Ltd.                                                          46,000         1,066,806
Maire Tecnimont SpA                                                            695,046         1,134,283
Outotec OYJ                                                                     64,962         3,181,423
Trevi Finanziaria SpA                                                          266,742         3,394,798
                                                                                          --------------
                                                                                              11,970,351
ELECTRICAL EQUIPMENT--1.3%
ABB Ltd.                                                                       370,385         8,855,995
Ceres Power Holdings plc (1)                                                   797,027           407,371
Emerson Electric Co.                                                            95,344         4,680,437
Legrand SA                                                                      67,970         2,632,689
Nidec Corp.                                                                    102,300        10,178,840
Schneider Electric SA                                                           12,530         1,805,644
                                                                                          --------------
                                                                                              28,560,976
INDUSTRIAL CONGLOMERATES--1.0%
3M Co.                                                                          26,650         2,322,281
Danaher Corp.                                                                   53,860         2,645,065
Enka Insaat ve Sanayi AS                                                     1,361,607         3,731,755
General Electric Co.                                                           173,042         3,099,182
Siemens AG                                                                      41,844         5,374,051
SM Investments Corp.                                                           183,179         2,360,375
Tyco International Ltd.                                                         42,212         1,869,569
                                                                                          --------------
                                                                                              21,402,278

                     7 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
INDUSTRIALS CONTINUED
MACHINERY--1.8%
Aalberts Industries NV                                                         415,220    $    8,069,921
Atlas Copco AB, Cl. A                                                          132,884         3,125,189
Caterpillar, Inc.                                                               64,155         6,337,872
Cummins, Inc.                                                                   17,917         1,879,135
Deere & Co.                                                                     53,655         4,212,454
Demag Cranes AG (1)                                                             25,798         1,682,946
Fanuc Ltd.                                                                      14,300         2,713,814
Joy Global, Inc.                                                                32,404         3,043,384
Parker-Hannifin Corp.                                                           33,716         2,664,238
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares (1)                         839,420           427,265
Vallourec SA                                                                    43,360         4,398,481
Weir Group plc (The)                                                            68,240         2,360,741
                                                                                          --------------
                                                                                              40,915,440
PROFESSIONAL SERVICES--0.6%
Capita Group plc                                                               634,354         7,446,388
Experian plc                                                                   503,767         6,604,617
                                                                                          --------------
                                                                                              14,051,005
ROAD & RAIL--0.3%
Union Pacific Corp.                                                             61,261         6,278,027
TRADING COMPANIES & DISTRIBUTORS--0.6%
Brenntag AG                                                                     32,871         3,359,649
Bunzl plc                                                                      580,126         7,315,640
Wolseley plc                                                                    86,050         2,545,814
                                                                                          --------------
                                                                                              13,221,103
TRANSPORTATION INFRASTRUCTURE--0.3%
DP World Ltd. (1)                                                              318,850         4,082,318
Koninklijke Vopak NV                                                            54,000         2,688,234
                                                                                          --------------
                                                                                               6,770,552
INFORMATION TECHNOLOGY--11.8%
COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc.                                                            315,710         5,041,889
High Tech Computer Corp.                                                       369,600        10,997,444
Juniper Networks, Inc. (1)                                                      90,159         2,108,819
QUALCOMM, Inc.                                                                 227,734        12,475,269
Telefonaktiebolaget LM Ericsson, B Shares                                      845,494        10,578,174
                                                                                          --------------
                                                                                              41,201,595
COMPUTERS & PERIPHERALS--0.6%
Apple, Inc. (1)                                                                 27,203        10,622,227
Gemalto NV                                                                      78,230         3,718,848
                                                                                          --------------
                                                                                              14,341,075
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Corning, Inc.                                                                  409,549         6,515,925
Hoya Corp.                                                                     200,500         4,878,048
Ibiden Co. Ltd.                                                                 34,700         1,054,274
Keyence Corp.                                                                   15,900         4,496,240

                     8 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nippon Electric Glass Co. Ltd.                                                 139,000    $    1,758,602
Omron Corp.                                                                     61,700         1,739,958
Phoenix Mecano AG                                                                5,115         3,756,011
Synnex Technology International Corp.                                        1,091,000         2,799,813
                                                                                          --------------
                                                                                              26,998,871
INTERNET SOFTWARE & SERVICES--2.0%
Baidu, Inc., ADR (1)                                                            11,750         1,845,573
DeNA Co. Ltd                                                                    96,900         4,839,651
eAccess Ltd.                                                                     2,958         1,310,227
eBay, Inc. (1)                                                                  78,927         2,584,859
Google, Inc., Cl. A (1)                                                         10,269         6,199,293
Netease.com, Inc., ADR (1)                                                      40,010         2,021,305
NHN Corp. (1)                                                                   73,115        14,563,360
Telecity Group plc (1)                                                         426,330         3,852,065
Tencent Holdings Ltd.                                                          184,800         4,808,653
United Internet AG                                                             136,443         2,765,819
Yandex NV, Cl. A (1)                                                            17,590           615,122
                                                                                          --------------
                                                                                              45,405,927
IT SERVICES--1.9%
Accenture plc, Cl. A                                                            58,959         3,486,835
Automatic Data Processing, Inc.                                                 72,850         3,751,047
Cognizant Technology Solutions Corp. (1)                                        23,815         1,663,954
Infosys Technologies Ltd.                                                      311,915        19,593,683
International Business Machines Corp.                                           39,773         7,232,720
Tata Consultancy Services Ltd.                                                 196,209         5,048,419
Visa, Inc., Cl. A                                                               18,748         1,603,704
                                                                                          --------------
                                                                                              42,380,362
OFFICE ELECTRONICS--0.2%
Canon, Inc.                                                                     89,700         4,369,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Analog Devices, Inc.                                                            41,430         1,425,192
ARM Holdings plc                                                               412,190         3,951,265
Broadcom Corp., Cl. A                                                          137,936         5,113,288
Epistar Corp.                                                                1,535,000         3,598,550
Intel Corp.                                                                     97,365         2,174,160
MediaTek, Inc.                                                                 202,000         1,810,858
Taiwan Semiconductor Manufacturing Co. Ltd.                                  2,522,000         6,297,238
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                               341,012         4,214,908
Texas Instruments, Inc.                                                         75,328         2,241,008
                                                                                          --------------
                                                                                              30,826,467
SOFTWARE--2.7%
Autonomy Corp. plc (1)                                                         471,360        12,926,869
Aveva Group plc                                                                 77,700         2,165,713
Compugroup Medical AG                                                           78,619         1,135,329
Dassault Systemes SA                                                            58,070         5,108,265

                     9 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY CONTINUED
SOFTWARE CONTINUED
Intuit, Inc. (1)                                                                51,396    $    2,400,193
Microsoft Corp.                                                                219,931         6,026,109
Nintendo Co. Ltd.                                                                3,800           606,638
Oracle Corp.                                                                   335,159        10,249,162
Sage Group plc (The)                                                           351,430         1,574,755
SAP AG                                                                         131,005         8,215,813
Temenos Group AG (1)                                                           264,738         6,337,866
Totvs SA                                                                        22,200           385,066
Vmware, Inc., Cl. A (1)                                                         27,435         2,752,828
                                                                                          --------------
                                                                                              59,884,606
MATERIALS--8.9%
CHEMICALS--1.2%
Albemarle Corp.                                                                 14,380           957,420
Asian Paints Ltd.                                                               22,815         1,618,063
E.I. du Pont de Nemours & Co.                                                   45,554         2,342,387
Ecolab, Inc.                                                                    36,733         1,836,650
Filtrona plc                                                                 1,013,285         5,678,335
Huntsman Corp.                                                                   3,537            67,557
LyondellBasell Industries NV, Cl. A                                              9,732           384,025
Monsanto Co.                                                                    34,571         2,540,277
Mosaic Co. (The)                                                                17,750         1,255,280
Orica Ltd.                                                                      83,700         2,364,105
Praxair, Inc.                                                                   51,452         5,332,485
Sika AG                                                                          1,288         3,010,712
Solutia, Inc. (1)                                                                2,973            63,741
                                                                                          --------------
                                                                                              27,451,037
CONSTRUCTION MATERIALS--0.2%
James Hardie Industries SE, CDI (1)                                            601,400         3,785,797
METALS & MINING--7.5%
Agnico-Eagle Mines Ltd. (3,4)                                                   70,030         3,904,173
Agnico-Eagle Mines Ltd. (3)                                                      1,411            78,477
Alacer Gold Corp. (1)                                                          190,056         1,845,957
Alamos Gold, Inc. (4)                                                          129,141         2,288,301
Allied Nevada Gold Corp. (1,3,4)                                                20,000           762,000
Allied Nevada Gold Corp. (1,3,4)                                                63,371         2,432,831
Andina Minerals, Inc. (1)                                                       51,413            65,649
Anglo American Platinum Ltd.                                                    62,045         5,291,125
Anglo American plc                                                             117,049         5,515,965
AngloGold Ashanti Ltd., Sponsored ADR (4)                                       13,110           549,833
ATAC Resources Ltd. (1)                                                         53,457           506,343
Augusta Resource Corp. (1)                                                       6,450            31,734
Aura Minerals, Inc. (1)                                                        112,211           233,712
AuRico Gold, Inc. (1,3,4)                                                       11,578           140,567
AuRico Gold, Inc. (1,3)                                                        137,820         1,671,757

                     10 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
Aurizon Mines Ltd. (1)                                                         125,149    $      736,132
B2Gold Corp. (1)                                                               231,008           793,036
Banro Corp. (1,3)                                                               71,470           311,609
Banro Corp. (1,3)                                                              105,605           460,906
Barrick Gold Corp. (4)                                                          92,950         4,421,632
Bayfield Ventures Corp. (1)                                                     15,923            12,166
Bear Creek Mining Corp. (1)                                                    106,151           533,283
Bear Creek Mining Corp., Legend Shares (1)                                      10,688            53,694
Brigus Gold Corp. (1)                                                           95,308           159,603
Canaco Resources, Inc. (1)                                                     234,700           953,096
Canaco Resources, Inc., Legend Shares (1)                                       10,779            43,773
Centerra Gold, Inc. (4)                                                         77,787         1,524,884
CGA Mining Ltd. (1)                                                            153,972           422,216
Chesapeake Gold Corp. (1)                                                       26,512           324,376
China Gold International Resources Corp. Ltd. (1,3)                            133,835           507,073
China Gold International Resources Corp. Ltd. (1,3)                             27,300           104,734
Claude Resources, Inc. (1)                                                     125,878           223,970
Coeur d'Alene Mines Corp. (1,4)                                                 45,740         1,248,245
Colossus Minerals, Inc. (1)                                                    126,277         1,033,530
Continental Gold Ltd. (1)                                                       62,753           479,457
Copper Mountain Mining Corp. (1)                                                60,448           442,866
Detour Gold Corp. (1)                                                           93,471         2,937,814
Detour Gold Corp., Legend Shares (1,2)                                           1,505            47,302
Duluth Metals Ltd. (1)                                                         209,584           627,359
Dundee Precious Metals, Inc. (1)                                                42,394           367,833
East Asia Minerals Corp. (1)                                                   148,913           317,947
Eastmain Resources, Inc. (1)                                                    34,099            43,897
Eldorado Gold Corp. (3,4)                                                      178,680         3,076,337
Eldorado Gold Corp. (3)                                                         67,180         1,160,199
Eldorado Gold Corp., CDI (4)                                                    55,500           987,751
European Goldfields Ltd. (1,4)                                                 104,833         1,325,431
Exploration Orbite VSPA, Inc. (1)                                               81,797           270,531
Extorre Gold Mines Ltd. (1,4)                                                  194,263         2,490,682
Extorre Gold Mines Ltd., Legend Shares (1)                                      57,078           731,808
Franco-Nevada Corp. (4)                                                         30,609         1,279,847
Freeport-McMoRan Copper & Gold, Inc., Cl. B (4)                                117,410         6,218,034
Gabriel Resources Ltd. (1)                                                       5,348            41,700
Globe Specialty Metals, Inc.                                                       260             6,001
Gold Canyon Resources, Inc. (1)                                                 51,076           116,537
Gold Resource Corp. (4)                                                         33,500           831,470

                     11 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
Goldcorp, Inc. (3,4)                                                            96,180    $    4,598,366
Goldcorp, Inc. (3)                                                              51,610         2,468,011
Golden Minerals Co. (1,3)                                                       12,140           176,516
Golden Minerals Co. (1,3)                                                        8,848           128,722
Great Basin Gold Ltd. (1)                                                      318,050           639,281
Guyana Goldfields, Inc. (1)                                                     51,618           432,198
Hecla Mining Co. (1)                                                            96,950           753,302
High River Gold Mines Ltd. (1)                                                 208,019           276,502
IAMGOLD Corp. (4)                                                              146,420         2,928,400
Impala Platinum Holdings Ltd.                                                  515,541        13,141,417
International Minerals Corp. (1)                                                53,180           415,777
International Tower Hill Mines Ltd. (1)                                         66,284           499,497
International Tower Hill Mines Ltd., Legend Shares (1)                          27,675           208,551
Intrepid Mines Ltd. (1)                                                         85,854           163,540
Ivanhoe Mines Ltd. (1,4)                                                        69,447         1,821,595
Keegan Resources, Inc. (1)                                                      24,444           196,227
Kinross Gold Corp. (3)                                                         174,490         2,851,167
Kinross Gold Corp. (3)                                                         278,791         4,551,928
Kirkland Lake Gold, Inc. (1)                                                    57,139           981,371
Lake Shore Gold Corp. (1)                                                      492,769         1,119,168
Lake Shore Gold Corp., Legend Shares (1,2)                                      93,829           213,103
Lydian International Ltd. (1)                                                  125,582           327,279
Lydian International Ltd., Legend Shares (1)                                    36,546            95,243
MAG Silver Corp. (1)                                                            70,926           711,895
Medusa Mining Ltd.                                                              39,600           305,837
Minefinders Corp. Ltd. (1)                                                      74,030         1,081,578
Minera Andes, Inc. (1)                                                         173,795           420,186
Mirasol Resources Ltd. (1)                                                       1,282             6,722
Nevsun Resources Ltd.                                                           31,605           180,940
New Gold, Inc. (1,3)                                                           275,604         2,979,737
New Gold, Inc. (1,3)                                                           131,910         1,424,628
Newcrest Mining Ltd.                                                            60,030         2,608,280
Newmont Mining Corp.                                                            51,730         2,876,705
NGEx Resources, Inc. (1)                                                        15,394            59,291
Northern Dynasty Minerals Ltd. (1,4)                                            37,780           399,712
NovaGold Resources, Inc. (1)                                                     8,050            80,661
Orezone Gold Corp. (1)                                                           5,226            17,503
Orezone Gold Corp., Legend Shares (1)                                           29,610            99,170
Osisko Mining Corp. (1,4)                                                       82,498         1,223,504
Pan American Silver Corp.                                                       30,500           920,490
Paramount Gold & Silver Corp. (1)                                              112,590           338,896

                     12 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
MATERIALS CONTINUED
METALS & MINING CONTINUED
Perseus Mining Ltd. (1)                                                        103,073    $      348,449
Petra Diamonds Ltd. (1)                                                         58,520           153,818
Petropavlovsk plc                                                               51,943           675,651
Premier Gold Mines Ltd. (1)                                                    230,424         1,432,538
Pretium Resources, Inc. (1)                                                      5,590            59,794
Primero Mining Corp. (1)                                                        77,361           334,398
Queenston Mining, Inc. (1)                                                      42,759           313,269
Rainy River Resources Ltd. (1)                                                 123,621         1,436,175
Rainy River Resources Ltd., Legend Shares (1)                                   13,486           156,674
Randgold Resources Ltd., ADR (4)                                                53,310         4,841,081
Rare Element Resources Ltd. (1)                                                  5,000            52,900
Real Gold Mining Ltd.                                                          273,000           301,569
Regis Resources Ltd. (1)                                                        18,300            54,684
Rio Alto Mining Ltd. (1)                                                        91,423           219,120
Rio Tinto plc                                                                  101,842         7,109,385
Romarco Minerals, Inc. (1)                                                     986,327         1,631,060
Royal Gold, Inc. (4)                                                            13,620           873,042
Rubicon Minerals Corp. (1)                                                     380,040         1,596,168
Sabina Gold & Silver Corp. (1)                                                  70,878           419,875
San Gold Corp. (1)                                                             605,499         1,901,195
SEMAFO, Inc. (1)                                                               297,770         2,658,410
Silver Lake Resources Ltd. (1)                                                 143,300           319,581
Silver Standard Resources, Inc. (1,4)                                           33,180           909,132
Silver Wheaton Corp. (4)                                                       111,870         4,036,270
Stans Energy Corp. (1)                                                           5,261             7,654
Stillwater Mining Co. (1)                                                       14,230           217,719
Strategic Metals Ltd. (1)                                                       12,683            45,443
Tahoe Resources, Inc. (1)                                                       54,494         1,115,032
Timmins Gold Corp. (1)                                                         127,723           340,880
Trelawney Mining & Exploration, Inc. (1)                                       113,806           595,562
Trelawney Mining & Exploration, Inc., Legend Shares (1)                         37,831           197,975
US Gold Corp. (1)                                                              142,960           907,796
Vale SA, Sponsored ADR, Preference                                             420,620        12,416,702
Victoria Gold Corp. (1)                                                        389,284           277,056
Walter Industries, Inc.                                                            550            67,414
Yamana Gold, Inc. (3)                                                          109,245         1,422,375
Yamana Gold, Inc. (3)                                                           55,230           716,885
Zhaojin Mining Industry Co. Ltd.                                               637,000         1,270,118
                                                                                          --------------
                                                                                             169,142,930
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc. (1)                                                         5,078            92,826

                     13 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                             SHARES           VALUE
                                                                         -------------    --------------
COMMON STOCKS CONTINUED
TELECOMMUNICATION SERVICES--1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.                                                                      82,758    $    2,421,499
BT Group plc                                                                 2,379,630         7,798,677
Verizon Communications, Inc.                                                    66,763         2,356,066
                                                                                          --------------
                                                                                              12,576,242
WIRELESS TELECOMMUNICATION SERVICES--1.3%
America Movil SAB de CV, ADR, Series L                                         654,760        16,892,808
MTN Group Ltd.                                                                 357,276         7,716,529
NII Holdings, Inc. (1)                                                          48,960         2,073,456
Philippine Long Distance Telephone Co.                                          43,150         2,439,435
                                                                                          --------------
                                                                                              29,122,228
UTILITIES--0.2%
ELECTRIC UTILITIES--0.2%
NextEra Energy, Inc.                                                            37,427         2,067,842
Southern Co.                                                                    58,610         2,317,439
                                                                                          --------------
                                                                                               4,385,281
                                                                                          --------------
Total Common Stocks (Cost $1,305,920,281)                                                  1,417,861,892
PREFERRED STOCKS--0.0%
Ally Financial, Inc., 7%, Non-Vtg. (2)                                             725           658,708
GMAC Capital Trust I, 8.125% Cum.                                                5,000           128,100
                                                                                          --------------
Total Preferred Stocks (Cost $770,900)                                                           786,808

                                                                             UNITS
                                                                         -------------

RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp. 9/17/14 (1)
(Cost $0)                                                                       20,343            52,803


                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         -------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. 2A1, 2.783%, 5/1/34 (5)                                    $615,676           530,758
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%,
11/1/37                                                                        596,976           506,524
                                                                                          --------------
Total Mortgage-Backed Obligations (Cost $1,058,969)                                            1,037,282
U.S. GOVERNMENT OBLIGATIONS--0.2%
U.S. Treasury Bills, 0.122%, 10/13/11 (Cost $4,999,696)                      5,000,000         4,999,240
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--7.5%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17                             290,000           286,375
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20                    455,000           481,163
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15 (2)                  605,000           609,538
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18 (2)                            445,000           422,750
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                  403,000           448,196
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15
(2,6)                                                                          571,437           520,008

                     14 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------

NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                    $   1,014,000    $    1,048,083
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18                              150,000           155,250
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18 (2)                       615,000           627,300
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 (2)                      504,000           529,123
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                         570,000           588,525
Ally Financial, Inc., 8% Sr. Unsec. Unsub. Nts., 3/15/20                       300,000           322,125
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                             460,000           688,685
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16 (2)                 540,000           569,700
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                             873,000         1,031,508
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18 (2)                        265,000           284,875
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                       700,000           746,682
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec. Unsub.
Nts., 1/15/19                                                                  900,000         1,174,867
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17                555,000           610,500
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40                             500,000           508,913
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41                    471,000           535,641
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                  493,000           562,020
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                  1,384,000         1,534,635
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                             655,000           671,375
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts.,
9/15/11                                                                         69,000            69,475
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                   590,000           619,207
BE Aerospace, Inc.:
6.875% Sr. Nts., 10/1/20                                                       240,000           259,200
8.50% Sr. Unsec. Nts., 7/1/18                                                  540,000           597,375
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                140,000           120,750
9.125% Sr. Unsec. Nts., 5/15/19                                                395,000           331,800
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                                 835,000           835,000
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17 (6)                            250,000           273,750
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
8/15/19 (2)                                                                  1,492,000         1,622,681
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19 (2)                            500,000           516,875
BNP Paribas SA, 5.186% Sub. Perpetual Nts. (2,7)                               895,000           823,848
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub.
Nts., 4/1/12                                                                    83,000            85,212
British Telecommunications plc, 9.875% Bonds, 12/15/30                         676,000           959,003
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21 (2)                225,000           228,656
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17 (2)                   490,000           496,738
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19                       550,000           684,719
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40               232,000           251,162
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                         1,148,000         1,163,166
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15 (6)            230,000           235,750
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16 (2)                          560,000           443,800

                     15 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------

NON-CONVERTIBLE  CORPORATE  BONDS  AND  NOTES  CONTINUED
CCO  Holdings  LLC/CCO Holdings Capital Corp.:
7% Sr. Unsec. Unsub. Nts., 1/15/19                                       $      45,000    $       47,025
7% Sr. Nts., 1/15/19 (2)                                                        65,000            67,763
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts.,
10/12/17                                                                       665,000           721,525
Celanese US Holdings LLC, 5.875% Sr. Nts., 6/15/21                             225,000           238,781
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                 440,000           449,253
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P,
9/15/39                                                                        385,000           388,849
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts.,
11/15/17 (2)                                                                   325,000           347,344
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                               285,000           290,700
Chesapeake Energy Corp., 9.50% Sr. Unsec. Nts., 2/15/15                        140,000           165,200
Choice Hotels International, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 8/28/20                                                                  700,000           734,097
Cincinnati Bell, Inc., 8.75% Sr. Unsec. Sub. Nts., 3/15/18                     900,000           866,250
CIT Group, Inc., 7% Sec. Bonds, 5/2/17 (2)                                     170,000           170,638
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                     1,791,000         2,012,103
Clear Channel Communications, Inc.:
9% Sr. Nts., 3/1/21 (2)                                                        175,000           166,250
10.75% Sr. Unsec. Unsub. Nts., 8/1/16                                          360,000           320,400
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16 (2)                         180,000           186,300
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                          283,000           302,043
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                      1,428,000         1,534,766
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                                   432,000           484,095
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                               133,000           136,918
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts. (7)               1,668,000         1,559,580
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20                  780,000           776,100
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                      229,000           237,440
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19 (2)                                180,000           173,700
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39                     352,000           383,648
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                         485,000           679,191
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15 (2)                       525,000           587,344
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36                        470,000           531,904
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 3/1/41                                                 592,000           652,131
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                                         525,000           570,855
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21 (2)                              155,000           160,813
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17 (2)           255,000           260,100
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                          527,000           566,808
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17                   640,000           646,400
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18 (2)                             840,000           701,400
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                              185,000           188,700
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                             540,000           413,100
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                  1,452,000         1,677,014
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21 (2)                          579,000           589,295

                     16 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------

NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20                 $     395,000    $      416,890
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts.,
12/1/20                                                                        385,000           408,261
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                      762,000           802,152
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17                  165,000           173,250
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16 (2)                      1,100,000         1,171,500
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                         624,000           625,260
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19 (2)                    895,000           877,100
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                   330,000           348,975
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                1,218,000         1,193,640
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18 (2)                        40,000            40,600
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                    670,000           734,231
Florida Gas Transmission Co., 7% Sr. Unsec. Nts., 7/17/12 (2)                  423,000           441,612
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19 (8)                   240,000           241,200
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17 (2)                      300,000           321,000
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                   525,000           586,456
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                1,000,000         1,093,739
Freescale Semiconductor, Inc., 10.75% Sr. Unsec. Nts., 8/1/20 (2)              227,000           257,078
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                  543,000           598,658
General Electric Capital Corp., 6.375% Unsec. Sub. Bonds,
11/15/67                                                                     2,026,000         2,081,715
GenOn Energy, Inc.:
9.50% Sr. Unsec. Nts., 10/15/18                                                210,000           221,025
9.875% Sr. Unsec. Nts., 10/15/20                                               210,000           222,600
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts.,
9/1/18                                                                         275,000           286,000
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67 (2,5)                    680,000           579,700
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts.,
5/1/17                                                                         315,000           334,688
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41                      1,180,000         1,189,058
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts.,
8/15/20                                                                        320,000           352,800
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                           620,000           646,350
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13 (4)                                                                    595,000           609,488
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18 (2)                     105,000           111,038
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12 (2)                 520,000           539,555
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                    1,445,000         1,300,500
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                  173,000           187,332
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec.
Nts., 10/15/11                                                                 572,000           577,325
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                                  725,000           547,375
9.75% Sr. Unsec. Sub. Nts., 4/1/17                                             125,000            81,250
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18 (2)                               670,000           695,125


                     17 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                             $     415,000    $      441,975
9% Sec. Nts., 11/15/20                                                         195,000           202,800
Historic TW, Inc., 9.125% Debs., 1/15/13                                       192,000           212,744
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec.
Nts., 4/1/17 (2)                                                               500,000           510,000
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40                           365,000           367,437
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (5)                     2,380,000         2,213,400
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                            724,000           833,941
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Nts.,
3/15/21 (2)                                                                    190,000           197,125
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15 (2)                1,215,000         1,295,972
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds (7)                     1,041,000           947,310
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17                          750,000           804,375
Interactive Data Corp., 10.25% Sr. Unsec. Nts., 8/1/18                         125,000           140,000
International Lease Finance Corp.:
7.125% Sr. Sec. Nts., 9/1/18 (2)                                               985,000         1,053,950
8.75% Sr. Unsec. Unsub. Nts., 3/15/17 (5)                                      505,000           565,600
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                                424,000           473,820
10% Sr. Unsec. Nts., 7/15/17                                                   856,000         1,016,500
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18 (2)                        190,000           186,200
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub.
Nts., 2/1/16                                                                   150,000           154,125
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Nts., 3/15/19 (2)                345,000           353,625
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                               320,000           339,600
James River Coal Co., 7.875% Sr. Nts., 4/1/19 (2)                               80,000            81,000
Jones Group, Inc. (The)/Jones Apparel Group Holdings,
Inc./Jones Apparel Group USA, Inc./JAG Footwear, Accessories &
Retail Corp., 6.875% Sr. Unsec. Unsub. Nts., 3/15/19                           305,000           294,325
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (7)                    2,079,000         2,236,050
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                  247,000           263,778
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH &
Co. KG, 7.50% Sr. Sec. Nts., 3/15/19 (2)                                       205,000           212,175
Kindred Healthcare, Inc., 8.25% Sr. Nts., 6/1/19 (2)                           435,000           428,475
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                558,000           643,062
Kraft Foods, Inc.:
6% Sr. Unsec. Nts., 2/11/13                                                    405,000           436,806
6.50% Sr. Unsec. Unsub. Nts., 2/9/40                                           470,000           550,685
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts.,
6/1/17                                                                         130,000           139,425
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                               503,000           584,109
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19 (2)             495,000           519,131
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21 (2)                          1,649,000         1,617,140
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                  355,000           369,200
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                 1,800,000         1,728,000

                     18 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec.
Nts., 4/15/20                                                            $     565,000    $      628,563
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20 (2)                     1,244,000         1,236,052
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20                          550,000           615,121
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17 (2)                           374,000           424,490
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                      64,000            65,156
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21 (2)                     1,090,000         1,127,779
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20                      315,000           344,138
Marquette Transportation Co./Marquette Transportation Finance
Corp., 10.875% Sec. Nts., 1/15/17                                              405,000           405,000
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                        206,000           237,701
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                  147,000           157,065
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                              415,000           464,634
MedAssets, Inc., 8% Sr. Nts., 11/15/18 (2)                                     105,000           106,575
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21 (2)                           400,000           417,500
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17                     800,000           858,000
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                     1,585,000         1,737,293
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                      395,000           396,975
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15                              505,000           488,588
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12                      600,000           486,000
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21                   655,000           677,925
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17                    3,210,000         3,495,125
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                    510,000           518,785
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18 (2)                                   225,000           242,438
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15 (2)                        800,000           844,000
Mylan, Inc., 6% Sr. Nts., 11/15/18 (2)                                         710,000           729,525
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                 573,000           651,918
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr.
Nts., 4/1/15 (2)                                                               605,000           635,250
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17               100,000            97,250
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S.,
Inc., 8.875% Sr. Sec. Nts., 11/1/17                                             80,000            81,600
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                 690,000           624,450
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts.,
3/15/17 (2,6)                                                                  347,812           357,377
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41 (2)                         441,000           440,808
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                            979,000         1,056,563
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%
Sec. Nts., 4/15/17                                                             270,000           285,525
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20                           485,000           544,010
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15 (2)                   190,000           147,250
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                         576,000           598,361
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                                 375,000           336,563
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                                        630,000           659,925

                     19 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Offshore Group Investments Ltd.:
11.50% Sr. Sec. Nts., 8/1/15                                             $     860,000    $      956,750
11.50% Sr. Sec. Nts., 8/1/15 (2)                                                80,000            89,000
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts.,
10/15/22                                                                       355,000           362,988
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                1,155,000         1,424,844
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17                           165,000           170,775
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19                225,000           249,188
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18 (2)                     430,000           471,925
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18 (2)                     280,000           268,800
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19 (2)                           340,000           354,025
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub.
Nts., 12/1/40                                                                  339,000           364,117
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts, 5/1/21 (2)                      1,580,000         1,668,414
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20                     800,000           830,000
Prudential Financial, Inc., 5.15% Sr. Unsec. Unsub Nts., Series
D, 1/15/13                                                                     550,000           579,675
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                        437,000           452,435
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16                           330,000           382,800
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                            955,000         1,103,025
R. R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18                            285,000           293,621
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts.,
4/15/17                                                                        175,000           171,500
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                        700,000           777,000
Realogy Corp., 11.50% Sr. Unsec. Unsub. Nts., 4/15/17                          615,000           624,225
Reinsurance Group of America, Inc., 5% Sr. Unsec. Nts., 6/1/21                 908,000           931,119
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                          594,000           604,395
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11                 139,000           139,254
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                           504,000           556,245
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%
Sr. Sec. Nts., 12/1/17 (2)                                                     380,000           388,550
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17 (4)                             1,055,000         1,150,282
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts., 5/15/16 (2)                    495,000           551,925
Seagate HDD Cayman:
6.875% Sr. Unsec. Nts., 5/1/20 (2)                                             405,000           408,038
7% Sr. Unsec. Nts., 11/1/21 (2)                                                245,000           248,675
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                     626,000           681,362
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                      370,000           363,525
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                     560,000           603,400
SESI LLC, 6.375% Sr. Nts., 5/1/19 (2)                                          490,000           494,900
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                     555,000           563,236
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts.,
10/15/18                                                                       365,000           387,813
SLM Corp., 6.25% Sr. Nts., 1/25/16                                           1,552,000         1,626,733
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                     900,000           851,625
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15 (8)                470,000           519,350
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 10/15/18 (2)                          225,000           233,438

                     20 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17                 $     360,000    $      338,850
STHI Holding Corp., 8% Sec. Nts., 3/15/18 (2)                                  105,000           108,150
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                    555,000           584,954
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts.,
2/15/12                                                                        530,000           546,553
Swiss Re Capital I LP, 6.854% Perpetual Bonds (2,7)                          1,065,000         1,050,237
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                          638,000           636,874
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts.,
12/1/12                                                                        570,000           583,190
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                        522,000           552,947
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18 (2)                    355,000           446,413
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub. Nts.,
6/18/19                                                                        550,000           583,206
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts., 4/27/20               470,000           465,435
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                 660,000           675,675
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                    1,185,000           580,650
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                      210,000           101,850
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19 (2)                        815,000         1,093,923
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17 (2)                      175,000           186,813
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17                          279,000           304,110
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts., 11/15/40               620,000           639,527
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts.,
7/15/15                                                                        305,000           343,125
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.625% Sr. Sec. Nts., 9/1/17 (8)                                              756,000           816,480
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                               263,000           287,799
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18 (2)                             645,000           690,150
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec.
Nts., 6/15/18                                                                   90,000           103,275
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                           600,000           537,000
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                           535,000           573,119
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                             115,000           116,762
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts. (7)            1,614,000         1,581,720
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                       525,000           551,250
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20 (2)              100,000           103,625
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec.
Nts., 8/15/17)                                                                 225,000             5,063
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec.
Nts., 12/1/18 (2)                                                              265,000           258,375
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
8% Sr. Nts., 2/1/18                                                            200,000           206,000
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19                                  180,000           187,200
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                   748,000           860,602

                     21 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series
B, 8/1/16                                                                $     755,000    $      705,925
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec.
Nts., 2/1/19 (2)                                                               325,000           303,063
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                 700,000           856,377
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21 (2)                                               602,000           650,726
6.50% Sr. Sec. Nts., 1/15/18                                                   520,000           574,600
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                                     200,000           207,750
Visteon Corp., 6.75% Sr. Nts., 4/15/19 (2)                                     360,000           354,600
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                         441,000           489,017
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13
(2,5)                                                                          765,000           757,350
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18 (2)                           330,000           334,950
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts.,
10/1/12 (2)                                                                    552,000           579,189
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec.
Unsub. Nts., 9/15/20                                                         1,047,000         1,126,005
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K (7)                782,000           841,628
West Corp., 7.875% Sr. Nts., 1/15/19 (2)                                       425,000           426,063
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15 (2)                       535,000           505,575
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                           151,000           159,951
8% Sr. Unsec. Nts., 5/1/12                                                     445,000           468,280
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts.,
3/15/16                                                                      1,169,000         1,210,206
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18 (2)                  410,000           410,000
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21 (2)                      601,000           610,281
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec.
Nts., 8/15/20                                                                  225,000           249,750
Xstrata Canada Corp.:
6% Sr. Unsec. Unsub. Nts., 10/15/15                                            419,000           475,406
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                          533,000           563,314
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37 (5,8)                  1,225,000         1,225,000
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                               1,479,000         1,631,102
                                                                                          --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $165,511,518)                          168,407,473

CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49
(2) (Cost $1,356,250)                                                        1,400,000         1,337,962
LOAN PARTICIPATIONS--0.0%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 2/15/18 (5)                                                     80,000            82,200
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term
Loan, Tranche B, 4.424%, 10/19/15 (5,6)                                        655,336           460,919
                                                                                          --------------
Total Loan Participations (Cost $468,346)                                                        543,119

                     22 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         -------------    --------------
STRUCTURED SECURITIES--0.0%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts. (2)
(Cost $74,155)                                                           $      16,000    $       89,320

                                                 EXPIRATION    STRIKE
                                                    DATE        PRICE       CONTRACTS
                                                 ----------  --------     ------------
OPTIONS PURCHASED--3.0%
KOSPI2 200 Index Put (1)                            8/18/11  $ 187.95      527,853,821               528
KOSPI2 200 Index Put (1)                            8/18/11    188.25            5,255               189
NIKKEI 225 Index (The) Call (1)                    10/14/11    958.70 JPY      218,000         2,650,117
Standard & Poor's 500 Index (The) Call (1)           4/9/12    400.49          164,500         5,276,887
Standard & Poor's 500 Index (The) Call (1)           4/9/12    397.97          180,261         5,691,597
Standard & Poor's 500 Index (The) Call (1)          6/29/12    352.59          151,560         9,298,206
Standard & Poor's 500 Index (The) Put (1)            5/2/12    296.09          357,693        36,298,686
U.S. Treasury Nts. Futures, 10 yr.,
9/21/11 Call (1)                                    8/26/11    126.00           10,000         8,750,000
                                                                                              ----------
Total Options Purchased (Cost $70,607,943)                                                    67,966,210

                                                                             SHARES
                                                                         -------------
INVESTMENT COMPANIES--22.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13% (9,10)            63,090,795         63,090,795
Oppenheimer Master Event-Linked Bond Fund, LLC (9)                          10,456,648        115,338,337
Oppenheimer Master Loan Fund, LLC (9)                                       27,604,650        331,994,873
                                                                                          ---------------
Total Investment Companies (Cost $509,464,250)                                                510,424,005

Total Investments, at Value (Cost $2,175,291,634)                                102.0%     2,291,604,767
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (2.0)       (45,166,979)
                                                                         -------------    ---------------
Net Assets                                                                       100.0%   $ 2,246,437,788
                                                                         =============    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* July 29, 2011 represents the last business of the Fund's quarterly period. See accompanying Notes.

Strike price is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD     Canadian Dollar
JPY     Japanese Yen

1.    Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,749,745 or 2.17% of the Fund's net assets as of July 29, 2011.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6.    Interest or dividend is paid-in-kind, when applicable.

                     23 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8. Restricted security. The aggregate value of restricted securities as of July 29, 2011 was $2,802,030, which represents 0.12% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                UNREALIZED
                                                        ACQUISITION                                            APPRECIATION
SECURITY                                                   DATES             COST              VALUE          (DEPRECIATION)
--------------------------------------------------     --------------   ----------------   ---------------    --------------
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts.,
  6/15/19                                                     5/24/11   $        240,000   $       241,200    $        1,200
Southern States Cooperative, Inc., 11.25% Sr.
  Nts., 5/15/15                                        9/22/10-6/7/11            502,483           519,350            16,867
Tower Automotive Holdings USA LLC/TA Holdings
  Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17         8/19/10-5/3/11            761,209           816,480            55,271
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds,
  5/9/37                                                      4/11/11          1,242,625         1,225,000           (17,625)
                                                                        ----------------   ---------------    --------------
                                                                        $      2,746,317   $     2,802,030    $       55,713
                                                                        ================   ===============    ==============

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES                  GROSS           GROSS            SHARES
                                                       OCTOBER 29, 2010 (A)        ADDITIONS       REDUCTIONS     JULY 29, 2011
                                                       --------------------   --------------    -------------     -------------
Oppenheimer Institutional Money Market Fund, Cl. E               35,934,221      851,601,382      824,444,808        63,090,795
Oppenheimer Master Event-Linked Bond Fund, LLC                    1,383,365       12,663,476        3,590,193        10,456,648
Oppenheimer Master Loan Fund, LLC                                29,560,905                -        1,956,255        27,604,650

                                                                                                                 REALIZED
                                                                             VALUE             INCOME           GAIN (LOSS)
                                                                        ----------------   ---------------    --------------

Oppenheimer Institutional Money Market Fund, Cl. E                      $     63,090,795   $       123,921    $            -
Oppenheimer Master Event-Linked Bond Fund, LLC                               115,338,337         4,570,764 b      (4,134,013) b
Oppenheimer Master Loan Fund, LLC                                            331,994,873        21,226,962 c         284,307  c
                                                                        ----------------   ---------------    --------------
                                                                        $    510,424,005   $    25,921,647    $   (3,849,706)
                                                                        ================   ===============    ==============

a. October 29, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

10.   Rate shown is the 7-day yield as of July 29, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                     24 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                                 LEVEL 3--
                                            LEVEL 1--         LEVEL 2--         SIGNIFICANT
                                           UNADJUSTED     OTHER SIGNIFICANT    UNOBSERVABLE
                                         QUOTED PRICES    OBSERVABLE INPUTS        INPUTS              VALUE
                                        ---------------   -----------------  -----------------   ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary                 $   118,098,653   $             --   $              --   $    118,098,653
Common Stocks
  Consumer Discretionary                    108,837,236         42,854,537                  --        151,691,773
  Consumer Staples                          153,608,091         35,367,230                  --        188,975,321
  Energy                                     76,677,601         54,321,006                  --        130,998,607
  Financials                                 98,270,477         28,765,311                  --        127,035,788
  Health Care                                83,163,077         31,477,815                  --        114,640,892
  Industrials                               109,538,686         83,016,223                  --        192,554,909
  Information Technology                    212,623,876         52,784,385                  --        265,408,261
  Materials                                 163,062,265         36,745,366             664,959        200,472,590
  Telecommunication Services                 23,743,829         17,954,641                  --         41,698,470
  Utilities                                   4,385,281                 --                  --          4,385,281
Preferred Stocks                                     --            786,808                  --            786,808
Rights, Warrants and Certificates                52,803                 --                  --             52,803
Mortgage-Backed Obligations                          --          1,037,282                  --          1,037,282
U.S. Government Obligations                          --          4,999,240                  --          4,999,240
Non-Convertible Corporate Bonds and
Notes                                                --        168,407,473                  --        168,407,473
Convertible Corporate Bonds and
Notes                                                --          1,337,962                  --          1,337,962
Loan Participations                                  --            543,119                  --            543,119
Structured Securities                                --             89,320                  --             89,320
Options Purchased                             8,750,000         59,216,210                  --         67,966,210
Investment Companies                         63,090,795        447,333,210                  --        510,424,005
                                        ---------------   ----------------   -----------------   ----------------
Total Investments, at Value               1,223,902,670      1,067,037,138             664,959      2,291,604,767
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                  --              6,391                  --              6,391
Futures margins                                 131,158                 --                  --            131,158
Appreciated swaps, at value                          --             39,044                  --             39,044
                                        ---------------   ----------------   -----------------   ----------------
Total Assets                            $ 1,224,033,828   $  1,067,082,573   $         664,959   $  2,291,781,360
                                        ---------------   ----------------   -----------------   ----------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts     $            --   $         (3,239)  $              --   $         (3,239)
Futures margins                                (109,157)                --                  --           (109,157)
Appreciated options written, at
value                                          (183,066)       (18,592,910)                 --        (18,775,976)
Depreciated options written, at
value                                          (310,522)       (31,967,775)                 --        (32,278,297)
                                        ---------------   ----------------   -----------------   ----------------
Total Liabilities                       $      (602,745)  $    (50,563,924)  $              --   $    (51,166,669)
                                        ---------------   ----------------   -----------------   ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

                    25 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                  TRANSFERS INTO   TRANSFERS OUT OF      TRANSFERS INTO     TRANSFERS OUT OF      TRANSFERS INTO
                                    LEVEL 1 (A)        LEVEL 1              LEVEL 2              LEVEL 2              LEVEL 3
                                  --------------   ----------------      --------------     ----------------      --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $    1,420,065   $    (52,294,087) (b) $   52,294,087     $     (1,420,065) (a) $            -
   Consumer Staples                    2,787,665        (31,823,480) (b)     31,823,480 (b)       (2,787,665) (a)              -
   Energy                                      -        (33,872,398) (b)     33,872,398 (b)                -                   -
   Financials                          9,510,761       (386,509,437) (b)    386,509,437 (b)       (9,510,761) (a)              -
   Health Care                         4,120,413        (33,717,747) (b)     33,717,747 (b)       (4,120,413) (a)              -
   Industrials                        22,025,998        (77,026,027) (b)     77,026,027 (b)      (22,025,998) (a)              -
   Information Technology             38,829,185        (56,795,347) (b)     56,795,347 (b)      (38,829,185) (a)              -
   Materials                           4,761,150        (36,055,294) (b)     36,055,294 (b)       (4,761,150) (a)              -
   Materials                                   -         (1,078,174) (c)              -                    -           1,078,174 (c)
   Materials                                   -                  -                   -             (315,175) (d)        315,175 (d)
   Telecommunication Services                  -        (14,690,318) (b)     14,690,318 (b)                -                   -
Investment Companies                           -       (350,603,542) (e)    350,603,542 (e)                -                   -
                                  --------------   ----------------      --------------     ----------------      --------------
Total Assets                      $   83,455,237   $ (1,074,465,851)     $1,073,387,677     $    (83,770,412)     $    1,393,349
                                  --------------   ----------------      --------------     ----------------      --------------

a. Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

b. Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

c. Transferred from Level 1 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

d. Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

e. Transferred from Level 1 to Level 2 as the current market for the securities are not considered active.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 29, 2011 ARE AS FOLLOWS:

                                                CONTRACT AMOUNT          EXPIRATION                 UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION    BUY/SELL       (000'S)                DATES         VALUE     APPRECIATION   DEPRECIATION
----------------------------------   --------   ---------------         -------------   ---------  ------------   ------------
BANK OF YORK (THE)
Euro (EUR)                                Buy               446   EUR          8/2/11   $ 641,461  $      2,915   $          -
BARCLAY'S CAPITAL

British Pound Sterling (GBP)             Sell               125   GBP          8/1/11     204,697             -          1,151
BROWN BROTHERS HARRIMAN:
Canadian Dollar (CAD)                     Buy                10   CAD          8/2/11      10,463             -             77
Swiss Franc (CHF)                         Buy                77   CHF   8/2/11-8/3/11      97,381         1,848              -
                                                                                                   ------------   ------------
                                                                                                          1,848             77

                    26 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

JP MORGAN CHASE:
British Pound Sterling (GBP)             Sell               285   GBP          8/2/11     468,233             -          2,011
Euro (EUR)                                Buy               323   EUR          8/2/11     464,758         1,628              -
                                                                                                   ------------   ------------
                                                                                                          1,628          2,011
                                                                                                   ------------   ------------
Total unrealized appreciation and depreciation                                                     $      6,391   $      3,239
                                                                                                   ============   ============

FUTURES CONTRACTS AS OF JULY 29, 2011 ARE AS FOLLOWS:

                                                                                          UNREALIZED
                                                NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                 BUY/SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
----------------------------------   --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds                  Buy          40      9/21/11   $  5,125,000   $      148,736
U.S. Treasury Nts., 2 yr.                 Buy         113      9/30/11     24,851,172           68,235
U.S. Treasury Nts., 5 yr.                Sell         144      9/30/11     17,488,125         (354,126)
U.S. Treasury Nts., 10 yr.                Buy          20      9/21/11      2,513,750           23,946
                                                                                        --------------
                                                                                        $     (113,209)
                                                                                        ==============

WRITTEN OPTIONS AS OF JULY 29, 2011 ARE AS FOLLOWS:

                                                                                                                      UNREALIZED
                                             NUMBER OF   EXERCISE         EXPIRATION    PREMIUMS                    APPRECIATION/
DESCRIPTION                           TYPE   CONTRACTS      PRICE            DATE       RECEIVED        VALUE       (DEPRECIATION)
-----------------------------------  -----   ---------   --------         ----------   -----------   ------------   --------------
Agnico-Eagle Mines Ltd.               Call          51   $  85.00           1/23/12    $     6,026   $     (1,683)  $        4,343
Agnico-Eagle Mines Ltd.               Call          48      80.00           8/22/11          6,073              -            6,073
Agnico-Eagle Mines Ltd.               Call          26      80.00           1/23/12          3,775         (1,508)           2,267
Agnico-Eagle Mines Ltd.               Call         100      80.00          11/21/11         11,095         (1,800)           9,295
Agnico-Eagle Mines Ltd.                Put          50      55.00           8/22/11          5,342         (8,200)          (2,858)
Agnico-Eagle Mines Ltd.                Put          24      60.00           8/22/11          4,063        (11,280)          (7,217)
Alacer Gold Corp.                      Put         113      10.00   CAD    10/24/11         12,582        (13,601)          (1,019)
Allied Nevada Gold Corp.              Call          51      45.00           9/19/11          6,476         (2,805)           3,671
Allied Nevada Gold Corp.              Call         149      50.00          12/19/11         14,662        (14,155)             507
Allied Nevada Gold Corp.              Call          86      46.00   CAD    10/24/11         11,465         (7,111)           4,354
Allied Nevada Gold Corp.               Put          49      35.00           9/19/11         10,632         (6,860)           3,772
Allied Nevada Gold Corp.               Put          47      30.00          12/19/11          5,512         (6,815)          (1,303)
Allied Nevada Gold Corp.               Put          46      30.00   CAD    10/24/11          5,705         (4,622)           1,083
AuRico Gold, Inc.                     Call          99       9.00           9/19/11         10,096        (30,690)         (20,594)
Barrick Gold Corp.                    Call         104      57.50           1/23/12         13,714        (11,024)           2,690
Barrick Gold Corp.                    Call          52      60.00           1/23/12          5,463         (3,640)           1,823
Barrick Gold Corp.                    Call          48      60.00          10/24/11          6,922           (768)           6,154
Centerra Gold, Inc.                    Put          54      16.70   CAD     1/23/12          7,024              -           7,024
Centerra Gold, Inc.                    Put          51      13.70   CAD    10/24/11          5,890           (214)           5,676
Coeur d'Alene Mines Corp.             Call          78      37.00          12/19/11          9,547         (7,020)           2,527
Coeur d'Alene Mines Corp.             Call          52      31.00          12/19/11          5,914        (11,180)          (5,266)
Coeur d'Alene Mines Corp.              Put          99      23.00           9/19/11         13,462         (5,940)           7,522
Coeur d'Alene Mines Corp.              Put          52      22.00          12/19/11          5,173         (6,760)          (1,587)
Coeur d'Alene Mines Corp.              Put          48      20.00          12/19/11          5,545         (3,840)           1,705
Companhia de Minas Buenaventura
SA, Sponsored ADR                      Put         109      35.00           9/19/11         19,318         (3,815)          15,503
European Goldfields Ltd.              Call          79      17.00   CAD    10/24/11          6,913         (2,894)           4,019
Extorre Gold Mines Ltd.               Call          52      16.00   CAD     1/23/12          7,284         (2,721)           4,563
Extorre Gold Mines Ltd.               Call          52      17.00   CAD     1/23/12          4,558         (1,905)           2,653

                    27 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

First Majestic Silver Corp.            Put          26      15.00           1/23/12          3,171         (2,340)             831
Franco-Nevada Corp.                   Call          52      40.00   CAD    10/24/11          5,579         (9,252)          (3,673)
Franco-Nevada Corp.                   Call          48      38.00   CAD    10/24/11          6,522        (14,318)          (7,796)
Franco-Nevada Corp.                    Put          47      32.00   CAD    10/24/11          4,575           (492)           4,083
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                           Call          81      62.00          11/21/11         10,837        (13,122)          (2,285)
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                           Call          52      64.50           1/23/12         13,474        (10,036)           3,438
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                           Call          48      67.00           8/22/11          5,209            (48)           5,161
Globe Specialty Metals, Inc.           Put          51      17.50          12/19/11          5,201         (4,437)             764
Goldcorp, Inc.                         Put          26      43.00          10/24/11          2,677         (3,146)            (469)
Gold Resource Corp.                   Call          48      35.00           9/19/11          8,333              -            8,333
Gold Resource Corp.                   Call          26      30.00           9/19/11          3,002         (1,300)           1,702
Gold Resource Corp.                    Put          87      20.00           9/19/11          9,951         (6,960)           2,991
Goldcorp, Inc.                        Call          56      62.50           1/23/12          5,950         (4,312)           1,638
Goldcorp, Inc.                        Call          52      62.50          10/24/11          5,348         (1,196)           4,152
Goldcorp, Inc.                        Call          50      60.00          10/24/11          5,527         (2,000)           3,527
Harmony Gold Mining Co. Ltd.,
Sponsored ADR                          Put          48      14.00          11/21/11          5,661         (6,960)          (1,299)
Hecla Mining Co.                      Call          75      13.00           9/19/11          7,499              -            7,499
IAMGOLD Corp.                         Call         122      25.00           9/19/11         15,002         (1,830)          13,172
IAMGOLD Corp.                         Call          78      23.00          12/19/11          7,381         (8,580)          (1,199)
IAMGOLD Corp.                          Put          52      17.00           9/19/11          5,147         (1,040)           4,107
IAMGOLD Corp.                          Put          72      16.00          12/19/11          7,044         (3,960)           3,084
Inmet Mining Corp.                     Put          25      60.00   CAD    10/24/11          4,665         (4,317)             348
Ivanhoe Mines Ltd.                    Call          53      35.00           9/19/11          7,525         (1,060)           6,465
Ivanhoe Mines Ltd.                     Put          49      21.00           9/19/11          4,997         (1,225)           3,772
Ivanhoe Mines Ltd.                     Put          75      20.00           9/19/11          8,023         (1,725)           6,298
Kinross Gold Corp.                     Put         108      16.00           8/22/11         14,470         (4,428)          10,042
Kinross Gold Corp.                     Put          76      15.00           8/22/11          8,214         (1,216)           6,998
Kinross Gold Corp.                     Put          48      14.00          11/21/11          4,675         (2,208)           2,467
Market Vectors Gold Miners Fund        Put          47      54.00          12/19/11         12,244        (15,275)          (3,031)
Molycorp, Inc.                         Put          25      45.00           9/19/11          4,218         (1,950)           2,268
New Gold, Inc.                         Put          49      10.00           8/22/11          6,593         (1,225)           5,368
New Gold, Inc.                         Put          48      10.00          11/21/11          6,335         (3,600)           2,735
Newmont Mining Corp.                   Put          24      45.00           9/19/11          4,128           (432)           3,696
Northern Dynasty Minerals Ltd.        Call         105      12.50           8/22/11          5,950         (1,575)           4,375
Northern Dynasty Minerals Ltd.        Call         104      12.00          11/21/11         11,667        (12,480)            (813)
Northern Dynasty Minerals Ltd.         Put          51      12.50           8/22/11          8,388        (10,200)          (1,812)
Northern Dynasty Minerals Ltd.         Put          49      11.00           8/22/11          5,365         (5,145)             220
Osisko Mining Corp.                   Call          78      16.00   CAD     1/23/12          9,099         (6,531)           2,568
Randgold Resources Ltd., ADR          Call          51     105.00           9/19/11          5,683         (1,785)           3,898
Randgold Resources Ltd., ADR          Call         105     110.00          12/19/11         15,711        (17,850)          (2,139)
Randgold Resources Ltd., ADR          Call          51     100.00          12/19/11          9,617        (19,380)          (9,763)
Rare Element Resources Ltd.            Put          27      10.00          10/24/11          3,563         (4,185)            (622)
Royal Gold, Inc.                      Call          75      60.00          10/24/11         11,314        (44,250)         (32,936)
Royal Gold, Inc.                      Call          51      65.00          10/24/11          9,801        (16,830)          (7,029)
Royal Gold, Inc.                       Put          50      50.00           1/23/12          6,099         (5,750)             349
Royal Gold, Inc.                       Put          44      50.00          10/24/11          6,817         (1,760)           5,057
SEMAFO, Inc.                           Put          46       8.00   CAD    10/24/11          4,445         (2,407)           2,038
Silver Standard Resources, Inc.       Call          52      34.00          12/19/11          5,842         (5,980)           (138)
Silver Standard Resources, Inc.        Put          51      24.00           9/19/11          6,129         (3,060)           3,069

                    28 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

Silver Standard Resources, Inc.        Put          48      25.00           9/19/11          5,866         (4,560)           1,306
Silver Wheaton Corp.                  Call          47      65.00           9/19/11          5,468            (47)           5,421
Silver Wheaton Corp.                  Call          54      45.00          12/19/11          8,365        (10,152)          (1,787)
Silver Wheaton Corp.                  Call          48      55.00          12/19/11         13,493         (2,784)          10,709
Silver Wheaton Corp.                   Put          52      30.00          12/19/11          8,735        (10,036)          (1,301)
Standard & Poor's 500 Index (The)      Put     357,693   1,159.66            5/2/12     16,591,983    (19,415,576)      (2,823,593)
Standard & Poor's 500 Index (The)      Put     180,261   1,172.83            4/9/12     10,455,138     (9,692,382)         762,756
Standard & Poor's 500 Index (The)      Put     164,500   1,174.14            4/9/12      9,376,500     (8,900,528)         475,972
Standard & Poor's 500 Index (The)      Put     151,560   1,219.31           6/29/12     11,139,933    (12,552,199)      (1,412,266)
                                                                                       -----------   ------------   --------------
                                                                                       $48,190,379   $(51,054,273)  $   (2,863,894)
                                                                                       ===========   ============   ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF JULY 29, 2011 ARE AS FOLLOWS:

                                                              PAY/                   UPFRONT
                                      BUY/SELL    NOTIONAL   RECEIVE                 PAYMENT                  UNREALIZED
REFERENCE ENTITY/                      CREDIT      AMOUNT     FIXED    TERMINATION   RECEIVED/               APPRECIATION
SWAP COUNTERPARTY                    PROTECTION    (000'S)    RATE        DATE        (PAID)      VALUE     (DEPRECIATION)
----------------------------------   ----------   --------   -------   -----------   ---------   --------   --------------
EASTMAN KODAK CO.:
Citibank NA, New York                       Buy   $    110         5%      9/20/12   $ (14,453)  $ 19,522   $        5,069
JPMorgan Chase Bank NA                      Buy         65         5       9/20/12      (8,540)    11,536            2,996
Morgan Stanley Capital Services,
Inc.                                        Buy         45         5       9/20/12      (6,794)     7,986            1,192
                                                  --------
                                                                                     ---------   --------   --------------
                                          Total        220                             (29,787)    39,044            9,257
                                                                                     ---------   -------    --------------
                                                                  Grand Total Buys     (29,787)    39,044            9,257
                                                                 Grand Total Sells           -         -                 -
                                                                                     ---------   --------   --------------
                                                        Total Credit Default Swaps   $ (29,787)  $ 39,044   $        9,257
                                                                                     =========   ========   ==============

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF JULY 29, 2011 IS AS FOLLOWS:

                                                                           NOTIONAL
                                                 SWAP TYPE FROM             AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE            (000'S)    VALUE
------------------------------------       -----------------------------   --------   --------
Citibank NA, New York                      Credit Default Buy Protection   $    110   $ 19,522
JPMorgan Chase Bank NA                     Credit Default Buy Protection         65     11,536
Morgan Stanley Capital Services, Inc.      Credit Default Buy Protection         45      7,986
                                                                                      --------
                                                                                      $ 39,044
                                                                                      ========

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since October 29, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

                    29 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in

                    30 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)


good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD. The Fund may invest up to 25% of its total assets in Oppenheimer Global Allocation Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of July 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                    31 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                 WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
                                 -------------------------------
Purchased securities                                 $   419,975
Sold securities                                          421,430

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

                    32 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)


     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of July 29, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $59,261,645, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $16,307,459 as of July 29, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of July 29, 2011 the Fund has required certain counterparties to post collateral of $3,781,979.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or

                    33 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

     additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of July 29, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $7,612,890 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of July 29, 2011, the Fund could have been required to pay this amount in cash to its counterparties.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended July 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $13,240,129 and $11,821,284, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

                    34 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended July 29, 2011, the Fund had an ending monthly average market value of $155,474,884 and $19,529,794 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended July 29, 2011, the Fund had an ending monthly average market value of $29,613,628 and $10,926,709 on purchased call options and purchased put options, respectively.

                    35 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended July 29, 2011, the Fund had an ending monthly average market value of $323,785 and $15,758,718 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended July 29, 2011 was as follows:

                                                      CALL OPTIONS                    PUT OPTIONS
                                              ---------------------------    ---------------------------
                                                NUMBER OF      AMOUNT OF      NUMBER OF      AMOUNT OF
                                                CONTRACTS       PREMIUMS      CONTRACTS      PREMIUMS
                                              -------------   -----------    -----------   -------------
Options outstanding as of  October 29, 2010             498   $    60,887        203,217   $     179,992

Options written                                      13,364     1,196,320      1,077,348      49,960,084

Options closed or expired                            (9,758)     (791,393)      (423,479)     (2,192,066)

Options exercised                                    (1,315)     (116,633)          (929)       (106,812)
                                              -------------   -----------    -----------   -------------
Options outstanding as of July 29, 2011               2,789   $   349,181        856,157   $  47,841,198
                                              =============   ===========    ===========   =============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual

                     36 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

      CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

      The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

      The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

      If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

      The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

      For the period ended July 29, 2011, the Fund had ending monthly average notional amounts of $22,000 on credit default swaps to buy protection.

      Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

      INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

      The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

      For the period ended July 29, 2011, the Fund, had ending monthly average notional amounts of $3,550,952 on interest rate swaps which pay a fixed rate.

      Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

                     37 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

      As of July 29, 2011, the Fund had no such interest rate swap agreements outstanding.

RESTRICTED SECURITIES

As of July 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  2,180,715,440
Federal tax cost of other investments                               (32,945,840)
                                                               ----------------
Total federal tax cost                                         $  2,147,769,600
                                                               ================

Gross unrealized appreciation                                  $    201,832,195
Gross unrealized depreciation                                       (93,991,974)
                                                               ----------------
Net unrealized appreciation                                    $    107,840,221
                                                               ================

                     38 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN)
LTD. (WHOLLY-OWNED SUBSIDIARY)                       SHARES          VALUE
-----------------------------------------------    ---------    --------------
INVESTMENT COMPANIES--100.0%
iShares Gold Trust (1)                                20,000    $      317,400
SPDR Gold Trust (1)                                  743,860       117,834,863

Total Investments, at Value (Cost $115,059,330)        100.0%      118,152,263
LIABILITIES IN EXCESS OF OTHER ASSETS                    0.0           (53,610)
                                                   ---------    --------------
NET ASSETS                                             100.0%   $  118,098,653
                                                   =========    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                               LEVEL 3--
                           LEVEL 1--         LEVEL 2--       SIGNIFICANT
                          UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                         -------------   -----------------   ------------   -------------
Assets Table
Investments, at Value:
Investment Companies     $ 118,152,263   $              --   $         --   $ 118,152,263
                         -------------   -----------------   ------------   -------------
Total Assets             $ 118,152,263   $              --   $         --   $ 118,152,263
                         -------------   -----------------   ------------   -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.


             39 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

Commencement of operations was May 12, 2011.

QUARTERLY PERIOD. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

             40 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

             41 | OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                 SHARES       VALUE
                                               ---------   ------------
COMMON STOCKS -- 59.9%
CONSUMER DISCRETIONARY -- 3.3%
MEDIA -- 2.2%
Jupiter Telecommunications Co. Ltd.               29,359   $ 34,246,128
MULTILINE RETAIL -- 1.1%
Target Corp.(1)                                  326,210     16,796,553
CONSUMER STAPLES -- 4.3%
FOOD & STAPLES RETAILING -- 0.8%
CVS Caremark Corp.(1)                            338,400     12,300,840
FOOD PRODUCTS -- 2.7%
Nestle SA                                        649,310     41,305,325
TOBACCO -- 0.8%
Altria Group, Inc.(1)                            441,900     11,621,970
ENERGY -- 6.2%
ENERGY EQUIPMENT & SERVICES -- 0.7%
Schlumberger Ltd.(1)                             115,900     10,473,883
OIL, GAS & CONSUMABLE FUELS -- 5.5%
BP plc, ADR(1)                                   288,470     13,108,077
Chevron Corp.(1)                                 467,870     48,667,837
CONSOL Energy, Inc.(1)                           278,840     14,945,824
Exxon Mobil Corp.(1)                             106,070      8,463,325
                                                           ------------
                                                             85,185,063
FINANCIALS -- 9.3%
CAPITAL MARKETS -- 1.3%
Bond Street Holdings LLC, Cl. A(2,3)             495,000     10,147,500
Goldman Sachs Group, Inc. (The)(1)                68,282      9,216,022
                                                           ------------
                                                             19,363,522
COMMERCIAL BANKS -- 1.0%
M&T Bank Corp.(1)                                188,640     16,268,314
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
JPMorgan Chase & Co.(1)                          973,100     39,361,895
INSURANCE -- 4.4%
ACE Ltd.                                         158,570     10,621,019
Everest Re Group Ltd.                            188,900     15,512,468
MetLife, Inc.(1)                               1,000,940     41,248,737
                                                           ------------
                                                             67,382,224
HEALTH CARE -- 10.6%
BIOTECHNOLOGY -- 4.4%
Amgen, Inc.(1,3)                                 441,800     24,166,460
Gilead Sciences, Inc.(1,3)                       771,760     32,691,754
Vanda Pharmaceuticals, Inc.(1,3,4)             1,535,078     11,021,860
                                                           ------------
                                                             67,880,074
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Humana, Inc.(1)                                  287,990     21,478,294
WellPoint, Inc.(1)                               272,810     18,428,316
                                                           ------------
                                                             39,906,610

                  1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                                      SHARES         VALUE
                                                                    ----------   --------------
PHARMACEUTICALS -- 3.6%
Merck & Co., Inc.(1)                                                   547,564   $  18,688,359
Mylan, Inc.(1,3)                                                       913,348      20,806,067
Teva Pharmaceutical Industries Ltd., Sponsored ADR(1)                  323,210      15,074,514
                                                                                 -------------
                                                                                    54,568,940
INDUSTRIALS -- 3.5%
AEROSPACE & DEFENSE -- 0.0%
AerCap Holdings NV(3)                                                   38,850         478,632
AIRLINES -- 0.7%
United Continental Holdings, Inc.(1,3)                                 632,920      11,468,510
ELECTRICAL EQUIPMENT -- 1.0%
Cooper Industries plc                                                  285,190      14,918,289
MACHINERY -- 1.8%
Ingersoll-Rand plc                                                     726,890      27,200,223
INFORMATION TECHNOLOGY -- 19.0%
COMMUNICATIONS EQUIPMENT -- 3.4%
Juniper Networks, Inc.(1,3)                                            507,790      11,877,208
QUALCOMM, Inc.(1)                                                      731,130      40,051,301
                                                                                 -------------
                                                                                    51,928,509
INTERNET SOFTWARE & SERVICES -- 5.7%
eBay, Inc.(1,3)                                                        849,800      27,830,950
Google, Inc., Cl. A(1,3)                                               100,650      60,761,399
                                                                                 -------------
                                                                                    88,592,349
SOFTWARE -- 9.9%
Microsoft Corp.(1)                                                     667,000      18,275,800
Oracle Corp.(1)                                                        622,600      19,039,108
Take-Two Interactive Software, Inc.(3,4)                             7,303,043      98,518,050
THQ, Inc.(1,3,4)                                                     5,939,700      15,829,301
                                                                                 -------------
                                                                                   151,662,259
MATERIALS -- 2.7%
CHEMICALS -- 2.7%
Celanese Corp., Series A(1)                                            565,720      31,188,144
Mosaic Co. (The)                                                       141,820      10,029,510
                                                                                 -------------
                                                                                    41,217,654
UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 1.0%
Edison International, Inc.(1)                                          411,500      15,665,805
                                                                                 -------------
Total Common Stocks (Cost $884,040,793)                                            919,793,571

                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                   -----------
MORTGAGE-BACKED OBLIGATIONS -- 0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through
Certificates, Series 2004-13, Cl. 2 A2, 2.796%, 4/1/34(5)
(Cost $1,317,274)                                                  $ 1,535,160       1,487,085

                  2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)


                                                                    PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                   -----------   -----------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.4%
Take-Two Interactive Software, Inc., 4.375% Cv. Sr.Nts.,
6/1/14(4 )(Cost $4,611,000)                                        $ 4,611,000   $ 6,651,368
STRUCTURED SECURITIES -- 0.7%
Africa Telecommunications, Media & Technology Fund 1 LLC (2,3)
(Cost $10,000,000)                                                   9,542,930     9,999,998

                                                                     SHARES
                                                                   -----------
INVESTMENT COMPANIES -- 50.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.13% (4,6)    771,737,271       771,737,271
Total Investment Companies (Cost $771,737,271)

Total Investments, at Value (Cost $1,671,706,338)                        111.4%    1,709,669,293
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (11.4)     (175,404,423)
                                                                   -----------   ---------------
NET ASSETS                                                               100.0%  $ 1,534,264,870
                                                                   ===========   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* July 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position was segregated by the Fund comprising a total segregated amount of $644,055,486, which represented 375.37% of the market value of securities sold short. See accompanying Notes.

2. Restricted security. The aggregate value of restricted securities as of July 29, 2011 was $20,147,498, which represents 1.31% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                         UNREALIZED
                                                           ACQUISITION                                  APPRECIATION
SECURITY                                                      DATE            COST         VALUE       (DEPRECIATION)
--------------------------------------------------------   -----------   ------------   ------------   --------------
Africa Telecommunications, Media & Technology Fund 1 LLC     4/20/11     $ 10,000,000   $  9,999,998    $        (2)
Bond Street Holdings LLC, Cl. A                              11/4/09        9,900,000     10,147,500        247,500
                                                                         ------------   ------------    -----------
                                                                         $ 19,900,000   $ 20,147,498    $   247,498
                                                                         ============   ============    ===========

3.   Non-income producing security.

                  3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES/                                          SHARES/
                                                       PRINCIPAL AMOUNT        GROSS        GROSS       PRINCIPAL AMOUNT
                                                     OCTOBER 29, 2010(a)     ADDITIONS    REDUCTIONS     JULY 29, 2011
                                                     --------------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E      787,669,229         557,250,421   573,182,379     771,737,271
Take-Two Interactive Software, Inc.                       7,372,043                  --        69,000       7,303,043
Take-Two Interactive Software, Inc.,
4.375% Cv. Sr. Nts., 6/1/14                               4,611,000                  --            --       4,611,000
THQ, Inc.                                                 5,939,700                  --            --       5,939,700
Vanda Pharmaceuticals, Inc.                               1,535,078                  --            --       1,535,078

                                                                                    REALIZED
                                                         VALUE         INCOME        LOSS
                                                     -------------   -----------   ---------
Oppenheimer Institutional Money Market Fund, Cl. E   $ 771,737,271   $ 1,070,025   $      --
Take-Two Interactive Software, Inc.                     98,518,050            --     518,620
Take-Two Interactive Software, Inc.,
4.375% Cv. Sr. Nts., 6/1/14                              6,651,368       151,023          --
THQ, Inc.                                               15,829,301            --          --
Vanda Pharmaceuticals, Inc.                             11,021,860            --          --
                                                     -------------   -----------   ---------
                                                     $ 903,757,850   $ 1,221,048   $ 518,620
                                                     =============   ===========   =========

a. October 29, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6.   Rate shown is the 7-day yield as of July 29, 2011.

                                                                          SHARES
                                                                        SOLD SHORT        VALUE
                                                                        ----------   ---------------
COMMON STOCK SECURITIES SOLD SHORT -- (8.8)%
Barrick Gold Corp.                                                       (122,720)   $   (5,837,790)
Brunswick Corp.                                                          (439,900)       (9,603,017)
Canadian Natural Resources Ltd.                                          (606,160)      (24,422,186)
F5 Networks, Inc.(3)                                                     (150,430)      (14,062,196)
Freeport-McMoRan Copper & Gold, Inc., Cl. B                              (487,850)      (25,836,536)
Goldcorp, Inc.                                                           (116,290)       (5,559,825)
Silver Wheaton Corp.                                                     (311,790)      (11,249,383)
Suncor Energy, Inc.                                                      (621,150)      (23,740,353)
United States Steel Corp.                                                (358,640)      (14,342,014)
                                                                                     --------------
Total Common Stock Securities Sold Short (Proceeds $144,022,395)                       (134,653,300)

INVESTMENT COMPANY SECURITIES SOLD SHORT -- (2.4)%
iShares S&P GSCI Commodity-Indexed Trust(3)                              (514,250)      (18,096,458)
PowerShares DB Commodity Index Tracking Fund(3)                          (621,870)      (18,830,224)
                                                                                     --------------
Total Investment Company Securities Sold Short (Proceeds $37,029,556)                   (36,926,682)
                                                                                     --------------
Total Securities Sold Short (Proceeds $181,051,951)                                  $ (171,579,982)
                                                                                     ==============

                  4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                                                LEVEL 3 --
                                           LEVEL 1 --          LEVEL 2 --      SIGNIFICANT
                                           UNADJUSTED      OTHER SIGNIFICANT   UNOBSERVABLE
                                         QUOTED PRICES     OBSERVABLE INPUTS      INPUTS          VALUE
                                        ---------------    -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                $    51,042,681    $              --   $         --   $    51,042,681
  Consumer Staples                           23,922,810           41,305,325             --        65,228,135
  Energy                                     95,658,946                   --             --        95,658,946
  Financials                                132,228,455           10,147,500             --       142,375,955
  Health Care                               162,355,624                   --             --       162,355,624
  Industrials                                54,065,654                   --             --        54,065,654
  Information Technology                    292,183,117                   --             --       292,183,117
  Materials                                  41,217,654                   --             --        41,217,654
  Utilities                                  15,665,805                   --             --        15,665,805
Mortgage-Backed Obligations                          --            1,487,085             --         1,487,085
Convertible Corporate Bonds and Notes                --            6,651,368             --         6,651,368
Structured Securities                                --                   --      9,999,998         9,999,998
Investment Companies                        771,737,271                   --             --       771,737,271
                                        ---------------    -----------------   ------------   ---------------
Total Assets                            $ 1,640,078,017    $      59,591,278   $  9,999,998   $ 1,709,669,293
                                        ---------------    -----------------   ------------   ---------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Short positions, at value               $  (171,579,982)   $              --   $         --   $  (171,579,982)
                                        ---------------    -----------------   ------------   ---------------
Total Liabilities                       $  (171,579,982)   $              --   $         --   $  (171,579,982)
                                        ---------------    -----------------   ------------   ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

                  5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since October 29, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of

                  6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

      FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

      INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the

                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

     annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

     During the period ended July 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to sell of $199,339.

     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

     As of July 29, 2011, the Fund had no outstanding forward contracts.

RESTRICTED SECURITIES

As of July 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 1,671,762,841
Federal tax cost of other investments      (181,051,951)
                                        ---------------
Total federal tax cost                  $ 1,490,710,890
                                        ===============

Gross unrealized appreciation           $   167,189,466
Gross unrealized depreciation              (119,811,045)
                                        ---------------
Net unrealized appreciation             $    47,378,421
                                        ===============

                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ---------------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--12.6%
AUTO COMPONENTS--1.8%
Lear Corp.                                                800,000   $    39,200,000
DIVERSIFIED CONSUMER SERVICES--1.3%
Coinstar, Inc.(1)                                         600,000        29,316,000
HOTELS, RESTAURANTS & LEISURE--1.7%
Bally Technologies, Inc.(1)                               400,000        15,772,000
Pinnacle Entertainment, Inc.(1)                         1,500,000        21,645,000
                                                                    ---------------
                                                                         37,417,000
HOUSEHOLD DURABLES--2.7%
Mohawk Industries, Inc.(1)                                500,000        26,015,000
Newell Rubbermaid, Inc.                                 2,200,000        34,144,000
                                                                    ---------------
                                                                         60,159,000
LEISURE EQUIPMENT & PRODUCTS--1.8%
Mattel, Inc.                                            1,500,000        39,990,000
MEDIA--1.6%
Cablevision Systems Corp. New York Group, Cl. A         1,500,000        36,540,000
SPECIALTY RETAIL--0.7%
Children's Place Retail Stores, Inc.(1)                   300,000        14,496,000
TEXTILES, APPAREL & LUXURY GOODS--1.0%
PVH Corp.                                                 300,000        21,465,000
CONSUMER STAPLES--7.3%
BEVERAGES--1.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                 500,000        22,525,000
FOOD & STAPLES RETAILING--0.7%
Kroger Co. (The)                                          600,000        14,922,000
FOOD PRODUCTS--3.2%
Adecoagro SA(1)                                         1,800,000        20,430,000
Chiquita Brands International, Inc.(1)                    500,000         5,920,000
ConAgra Foods, Inc.                                     1,000,000        25,610,000
Sara Lee Corp.                                          1,000,000        19,110,000
                                                                    ---------------
                                                                         71,070,000
HOUSEHOLD PRODUCTS--2.4%
Church & Dwight Co., Inc.                                 600,000        24,204,000
Energizer Holdings, Inc.(1)                               350,000        28,224,000
                                                                    ---------------
                                                                         52,428,000
ENERGY--11.0%
ENERGY EQUIPMENT & SERVICES--4.3%
C&J Energy Services, Inc.(1)                               74,790         2,281,095
Ensco plc, Sponsored ADR                                  650,000        34,612,500
Nabors Industries Ltd.(1)                               1,200,000        31,692,000
Tidewater, Inc.                                           500,000        27,170,000
                                                                    ---------------
                                                                         95,755,595
OIL, GAS & CONSUMABLE FUELS--6.7%
Bill Barrett Corp.(1)                                     575,000        28,612,000
Cimarex Energy Co.                                        250,000        22,030,000
EQT Corp.                                                 300,000        19,044,000

                  1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Noble Energy, Inc.                                        300,000   $    29,904,000
Plains Exploration & Production Co.(1)                    300,000        11,703,000
Whiting Petroleum Corp.(1)                                625,000        36,625,000
                                                                    ---------------
                                                                        147,918,000
FINANCIALS--18.6%
CAPITAL MARKETS--2.2%
Affiliated Managers Group, Inc.(1)                        250,000        26,082,500
Invesco Ltd.                                            1,000,000        22,180,000
                                                                    ---------------
                                                                         48,262,500
COMMERCIAL BANKS--7.5%
Associated Banc-Corp.                                     500,000         6,825,000
CIT Group, Inc.(1)                                        800,000        31,792,000
Comerica, Inc.                                          1,000,000        32,030,000
Fifth Third Bancorp                                     2,500,000        31,625,000
M&T Bank Corp.                                            300,000        25,872,000
TCF Financial Corp.                                     2,200,000        27,984,000
Zions Bancorp                                             500,000        10,950,000
                                                                    ---------------
                                                                        167,078,000
INSURANCE--6.1%
ACE Ltd.                                                  500,000        33,490,000
Aon Corp.                                                 500,000        24,060,000
Everest Re Group Ltd.                                     400,000        32,848,000
Reinsurance Group of America, Inc.                        400,000        23,284,000
Unum Group                                                900,000        21,951,000
                                                                    ---------------
                                                                        135,633,000
REAL ESTATE INVESTMENT TRUSTS--2.8%
BioMed Realty Trust, Inc.                               1,500,000        29,430,000
Prologis, Inc.                                            900,000        32,067,000
                                                                    ---------------
                                                                         61,497,000
HEALTH CARE--9.8%
HEALTH CARE PROVIDERS & SERVICES--7.2%
Aetna, Inc.                                               550,000        22,819,500
DaVita, Inc.(1)                                           300,000        25,062,000
Humana, Inc.                                              500,000        37,290,000
Quest Diagnostics, Inc.                                   500,000        27,005,000
Universal Health Services, Inc., Cl. B                    950,000        47,158,000
                                                                    ---------------
                                                                        159,334,500
PHARMACEUTICALS--2.6%
Hospira, Inc.(1)                                          450,000        23,004,000
Impax Laboratories, Inc.(1)                               600,000        12,708,000
Mylan, Inc.(1)                                          1,000,000        22,780,000
                                                                    ---------------
                                                                         58,492,000
INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--0.8%
AerCap Holdings NV(1)                                   1,500,000        18,480,000

                  2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ---------------
AIRLINES--1.0%
United Continental Holdings, Inc. (1)                   1,200,000   $    21,744,000
ELECTRICAL EQUIPMENT--2.9%
Cooper Industries plc                                     600,000        31,386,000
General Cable Corp. (1)                                   800,000        31,816,000
                                                                    ---------------
                                                                         63,202,000
MACHINERY--6.4%
AGCO Corp. (1)                                            800,000        37,936,000
Ingersoll-Rand plc                                      1,000,000        37,420,000
Stanley Black & Decker, Inc.                              350,000        23,019,500
WABCO Holdings, Inc. (1)                                  700,000        44,135,000
                                                                    ---------------
                                                                        142,510,500
INFORMATION TECHNOLOGY--8.8%
COMPUTERS & PERIPHERALS--0.7%
Seagate Technology                                      1,200,000        16,668,000
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Arrow Electronics, Inc. (1)                               300,000        10,425,000
Jabil Circuit, Inc.                                     1,200,000        21,972,000
KEMET Corp. (1)                                           500,000         6,100,000
                                                                    ---------------
                                                                         38,497,000
INTERNET SOFTWARE & SERVICES--0.6%
VeriSign, Inc.                                            400,000        12,484,000
IT SERVICES--0.9%
TeleTech Holdings, Inc. (1)                             1,000,000        19,790,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
Atmel Corp. (1)                                         2,200,000        26,620,000
Marvell Technology Group Ltd. (1)                         600,000         8,892,000
Xilinx, Inc.                                              500,000        16,050,000
                                                                    ---------------
                                                                         51,562,000
SOFTWARE--2.6%
Aspen Technology, Inc. (1)                              1,000,000        15,500,000
Electronic Arts, Inc. (1)                               1,000,000        22,250,000
Take-Two Interactive Software, Inc. (1)                 1,400,000        18,886,000
                                                                    ---------------
                                                                         56,636,000
MATERIALS--6.6%
CHEMICALS--3.6%
Celanese Corp., Series A                                  800,000        44,104,000
Mosaic Co. (The)                                          500,000        35,360,000
                                                                    ---------------
                                                                         79,464,000
CONTAINERS & PACKAGING--2.1%
Rock-Tenn Co., Cl. A                                      750,000        46,095,000
METALS & MINING--0.9%
Allegheny Technologies, Inc.                              350,000        20,366,500
TELECOMMUNICATION SERVICES--1.2%
WIRELESS TELECOMMUNICATION SERVICES--1.2%
NII Holdings, Inc. (1)                                    600,000        25,410,000

                  3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

                                                         SHARES          VALUE
                                                      -----------   ---------------
UTILITIES--9.5%
ELECTRIC UTILITIES--3.7%
Cleco Corp.                                             1,050,000   $    36,456,000
NV Energy, Inc.                                         1,500,000        22,260,000
Pepco Holdings, Inc.                                    1,300,000        24,284,000
                                                                    ---------------
                                                                         83,000,000
ENERGY TRADERS--1.4%
Constellation Energy Group, Inc.                          600,000        23,298,000
GenOn Energy, Inc. (1)                                  2,000,000         7,780,000
                                                                    ---------------
                                                                         31,078,000
GAS UTILITIES--1.3%
AGL Resources, Inc.                                       700,000        28,560,000
MULTI-UTILITIES--3.1%
CMS Energy Corp.                                        2,000,000        38,280,000
SCANA Corp.                                               750,000        29,392,500
                                                                    ---------------
                                                                         67,672,500
                                                                    ---------------
Total Common Stocks (Cost $1,786,176,794)                             2,136,718,095

INVESTMENT COMPANY--4.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.13%  (2,3) (Cost $88,696,402)                        88,696,402        88,696,402

Total Investments, at Value (Cost $1,874,873,196)           100.5%    2,225,414,497
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.5)      (10,249,377)
                                                      -----------   ---------------
NET ASSETS                                                  100.0%  $ 2,215,165,120
                                                      ===========   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* July 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES             GROSS        GROSS          SHARES
                                                      OCTOBER 29, 2010(a)     ADDITIONS    REDUCTIONS    JULY 29, 2011
                                                      --------------------   -----------   -----------   --------------
Oppenheimer Institutional Money Market Fund, Cl. E         138,411,479       727,947,100   777,662,177     88,696,402

                                                        VALUE         INCOME
                                                      ------------   ---------
Oppenheimer Institutional Money Market Fund, Cl. E    $ 88,696,402   $ 174,615

a. October 29, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of July 29, 2011.

                  4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                                      LEVEL 3--
                                   LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS      INPUTS           VALUE
                               ---------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary       $   278,583,000   $              --   $         --   $   278,583,000
  Consumer Staples                 160,945,000                  --             --       160,945,000
  Energy                           243,673,595                  --             --       243,673,595
  Financials                       412,470,500                  --             --       412,470,500
  Health Care                      217,826,500                  --             --       217,826,500
  Industrials                      245,936,500                  --             --       245,936,500
  Information Technology           195,637,000                  --             --       195,637,000
  Materials                        145,925,500                  --             --       145,925,500
  Telecommunication Services        25,410,000                  --             --        25,410,000
  Utilities                        210,310,500                  --             --       210,310,500
Investment Company                  88,696,402                  --             --        88,696,402
                               ---------------   -----------------   ------------   ---------------
Total Assets                   $ 2,225,414,497   $              --   $         --   $ 2,225,414,497
                               ---------------   -----------------   ------------   ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since October 29, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market

                  5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                  6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small & Mid-Cap Value Fund
STATEMENT OF INVESTMENTS JULY 29, 2011* (UNAUDITED)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 1,921,745,703
                                 ===============

Gross unrealized appreciation    $   348,775,452
Gross unrealized depreciation        (45,106,658)
                                 ---------------
Net unrealized appreciation      $   303,668,794
                                 ===============

                  7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/29/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:  /s/ William F. Glavin, Jr.
     --------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 09/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     --------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 09/13/2011

By:  /s/ Brian W. Wixted
     --------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 09/13/2011